UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Global Opportunities Portfolio

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Global Opportunities Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Strategic Income Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Opportunities Portfolio	$99	0.94%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. 3-Month Treasury Bill Index (the Index):

↑ Out-of-Index exposures to emerging markets debt contributed to Fund performance relative to the Index during the period

↑ Out-of-Index exposures to collateralized loan obligations contributed to Fund performance versus the Index during the period

↑ Out-of-Index exposures to non-agency mortgage-backed securities contributed to Fund returns relative to the Index during the period

↑ Duration positioning – in which the portfolio maintained a longer duration than the benchmark – contributed to Fund performance relative to the Index

↓ The Fund’s out-of-Index exposures to foreign currencies detracted from returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Opportunities Portfolio	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
10/16	$10,004	$10,507	$10,003
10/17	$10,674	$10,692	$10,011
10/18	$10,967	$10,484	$10,029
10/19	$11,319	$11,674	$10,048
10/20	$12,170	$12,370	$10,049
10/21	$12,600	$12,429	$10,049
10/22	$12,225	$10,467	$10,064
10/23	$12,585	$10,592	$10,109
10/24	$14,047	$11,778	$10,148
10/25	$15,514	$12,544	$12,333

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Global Opportunities Portfolio	10.44%	4.97%	4.49%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$9,466,055,294
# of Portfolio Holdings (including derivatives)	1,488
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$34,854,208

What did the Fund invest in?

The following table reflects what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.7%
Government National Mortgage Association Participation Agreements	1.4%
Insurance Linked Securities	1.7%
Convertible Bonds	2.1%
Short-Term Investments	3.9%
Commercial Mortgage-Backed Securities	4.7%
Foreign Corporate Bonds	6.0%
Asset-Backed Securities	8.1%
Sovereign Government Bonds	9.6%
U.S. Government Agency Mortgage-Backed Securities	24.1%
Collateralized Mortgage Obligations	35.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Strategic Income Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

GLOP Port.-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$135,515	$134,406
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$419

Total	$135,515	$134,825

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/24	10/31/25
Registrant	$0	$419
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments

Asset-Backed Securities — 10.2%
Security	Principal Amount (000's omitted)	Value
Abry Liquid Credit CLO Ltd., Series 2025-1A, Class D, 7.20%, (3 mo. SOFR + 3.25%), 10/20/38(1)(2)	$5,000	$ 5,017,075
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	695	724,720
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 6.832%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	4,032,056
Allegany Park CLO Ltd., Series 2019-1A, Class ERR, 10.284%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	995,664
AMSR Trust:
Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,146,376
Series 2022-SFR1, Class G, 5.00%, 3/17/39(1)	14,000	13,758,947
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 10.724%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,370,211
Babson CLO Ltd.:
Series 2022-4A, Class D1R, 7.134%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	5,040,340
Series 2024-3A, Class E, 9.784%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	2,017,928
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 8.134%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,519,813
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.755%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	7,000	7,029,246
Series 2021-1A, Class ER, 9.155%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	2,000	1,946,200
Ballyrock CLO 16 Ltd.:
Series 2021-16A, Class C1R, 6.634%, (3 mo. SOFR + 2.75%), 4/20/38(1)(2)	3,000	2,968,071
Series 2021-16A, Class DR, 9.034%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	3,000	2,822,367
Ballyrock CLO 18 Ltd., Series 2021-18A, Class DR, 9.655%, (3 mo. SOFR + 5.75%), 4/15/38(1)(2)	2,000	1,944,286
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 10.039%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	6,000	6,021,594
Barings CLO Ltd.:
Series 2023-2A, Class ER, 9.063%, (3 mo. SOFR + 5.10%), 10/20/38(1)(2)	3,000	3,015,690
Series 2025-1A, Class D2, 7.534%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	3,000	3,022,278
Series 2025-1A, Class E, 8.484%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	4,000	3,945,528
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.234%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,034,750
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 7.496%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,922,982
Security	Principal Amount (000's omitted)	Value
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	$5,000	$ 5,032,120
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 9.855%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,379,828
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 7.068%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	5,000	5,012,000
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.955%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	3,000	3,023,088
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class D1R2, 6.582%, (3 mo. SOFR + 2.70%), 1/17/38(1)(2)	2,000	2,005,130
Series 2018-16A, Class D2R2, 7.882%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,500	2,509,640
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DRR, 6.634%, (3 mo. SOFR + 2.75%), 4/20/35(1)(2)	2,000	2,008,958
Series 2020-22A, Class ERR, 8.784%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	2,000	1,990,574
Birch Grove CLO 14 Ltd., Series 2025-14A, Class D1, 7.83%, (3 mo. SOFR + 3.50%), 7/22/37(1)(2)	5,000	5,010,605
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 8.134%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,505,096
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 5.146%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	830	830,177
Series 2015-3A, Class DR, 9.546%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,751,360
Series 2016-3A, Class ER, 10.423%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	980,056
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 7.646%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,505,387
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.605%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,960
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.434%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	990,332
Bridge Trust:
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	2,915	2,798,540
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	967,486
Series 2025-SFR1, Class E, 4.35%, 9/17/42(1)	1,450	1,350,001
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.484%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,021,033

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 6.705%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	$5,250	$ 5,258,227
Series 2023-20A, Class DR, 7.305%, (3 mo. SOFR + 3.40%), 4/15/38(1)(2)	5,000	5,016,730
Series 2023-21A, Class D1R, 6.661%, (3 mo. SOFR + 2.75%), (3 mo. SOFR + 2.75%), 10/18/38(1)(2)	3,000	2,999,256
Series 2023-21A, Class ER, 9.161%, (3 mo. SOFR + 5.25%), 10/18/38(1)(2)	3,000	3,004,470
Series 2024-22A, Class D, 8.205%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,046,272
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	12,400	12,726,943
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)(3)	10,000	9,988,960
Series 2025-2A, Class M, 8.72%, 11/20/55(1)(3)	17,500	17,500,000
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,954,504
Series 2016-2A, Class ER, 10.166%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	958,937
Series 2017-1A, Class E, 10.416%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	2,000	1,988,326
Series 2018-1A, Class E, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,997,616
Series 2022-1A, Class D, 7.094%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,883,782
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class DRR, 11.224%, (3 mo. SOFR + 7.34%), 4/20/37(1)(2)	3,000	3,035,841
Series 2019-4A, Class CR, 7.105%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,754,828
Series 2019-4A, Class DR, 10.505%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,013,616
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(4)	7,600	7,432,580
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(4)	2,075	2,010,021
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(4)	11,000	10,673,004
Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(4)	5,000	4,740,498
CIFC Funding Ltd., Series 2022-3A, Class D, 7.62%, (3 mo. SOFR + 3.75%), 4/21/35(1)(2)	3,750	3,761,659
Crown City CLO III, Series 2021-1A, Class C, 7.446%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	986,115
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 10.996%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	2,005,210
Dryden CLO Ltd., Series 2018-55A, Class E, 9.566%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	985,176
Security	Principal Amount (000's omitted)	Value
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 10.405%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	$2,000	$ 2,004,990
Elmwood CLO 14 Ltd., Series 2022-1A, Class DR, 7.179%, (3 mo. SOFR + 2.90%), 10/20/38(1)(2)	2,000	2,015,748
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 7.684%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,000	2,016,232
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.734%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,019,839
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.132%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	2,000	2,026,304
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 6.984%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,304,861
Series 2020-3A, Class ERR, 9.784%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	985,424
Empower CLO Ltd., Series 2024-1A, Class D1, 7.608%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,020,031
Finance of America HECM Buyout, Series 2024-HB1, Class M4, 6.00%, 10/1/34(1)(4)	11,200	10,725,452
FirstKey Homes Trust:
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	19,405	19,091,506
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	37,071	36,376,301
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	12,093,950
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	8,942,509
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,250	6,287,894
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	37,261,908
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 7.105%, (3 mo. SOFR + 3.20%), 7/15/38(1)(2)	2,300	2,303,813
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 7.434%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,006,716
Series 2024-33A, Class E, 10.534%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,305,897
Galaxy 34 CLO Ltd., Series 2024-34A, Class E, 9.784%, (3 mo. SOFR + 5.90%), 10/20/37(1)(2)	3,000	3,005,490
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,825	6,905,573
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.19%, 7/25/34(1)	5,000	5,012,355
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class DR, 6.284%, (3 mo. SOFR + 2.40%), 7/20/34(1)(2)	2,000	1,970,144
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.858%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,500	3,520,587

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 9.958%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	$2,000	$ 2,016,584
Gracie Point International Funding LLC, Series 2025-1A, Class C, 7.065%, (30-day SOFR Average + 2.75%), 8/15/28(1)(2)	750	752,183
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 7.60%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,512,943
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 7.155%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,500	3,514,749
Series 2024-2A, Class E, 10.805%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	1,009,202
Series 2024-3A, Class D1, 7.184%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,006,190
Highbridge Loan Management, Series 3A-2014, Class DR, 10.646%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,754	2,553,446
Home Partners of America Trust:
Series 2021-2, Class F, 3.799%, 12/17/26(1)	28,897	28,192,888
Series 2021-2, Class G, 4.505%, 12/17/26(1)	44,793	43,771,748
HTS Fund II LLC, Series 2025-1, Class B, 6.571%, 6/23/45(1)	1,150	1,150,895
KKR CLO 48 Ltd., Series 48-A, Class D1R, 6.834%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	4,000	4,021,412
KKR CLO 52 Ltd., Series 2023-52A, Class D1R, 6.994%, (3 mo. SOFR + 3.10%), 7/16/38(1)(2)	5,000	5,035,470
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.882%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	78,929	79,126,265
Series 2025-GT1, Class B, 7.582%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	13,071	13,105,885
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.805%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	3,000	3,012,423
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.505%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,000	1,938,372
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.055%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,004,850
Series 2019-22A, Class DRR, 6.805%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,507,137
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.124%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,005,244
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(5)	5,568	5,578,390
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	5,042	5,052,860
Security	Principal Amount (000's omitted)	Value
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 10.607%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	$2,000	$ 2,025,718
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 10.834%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	3,000	3,063,090
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.66%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	2,012,790
New Mountain CLO 3 Ltd.:
Series CLO-3A, Class D1R, 6.834%, (3 mo. SOFR + 2.95%), 10/20/38(1)(2)	5,000	5,034,100
Series CLO-3A, Class ER, 9.234%, (3 mo. SOFR + 5.35%), 10/20/38(1)(2)	4,500	4,512,825
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 8.184%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,013,192
New Mountain CLO 7 Ltd., Series CLO-7A, Class D2, 7.734%, (3 mo. SOFR + 3.85%), 3/31/38(1)(2)	2,000	2,007,114
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,739	1,704,033
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	26,046	26,536,595
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 8.584%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,015,444
Series 2019-4A, Class ERR, 10.474%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,506,335
Series 2025-32A, Class D3, 8.361%, (3 mo. SOFR + 4.25%), 7/15/38(1)(2)	3,000	2,949,201
OCP CLO Ltd., Series 2024-32A, Class D1, 7.61%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,038,745
Octagon 60 Ltd., Series 2022-1A, Class ER, 10.884%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	2,500	2,542,233
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 7.955%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,006,164
Orion CLO Ltd.:
Series 2024-4A, Class E, 9.884%, (3 mo. SOFR + 6.00%), 10/20/37(1)(2)	2,000	2,004,926
Series 2025-6A, Class E, 9.30%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	5,972,988
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,815,287
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.977%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,986,800
Series 2018-1A, Class CR, 7.784%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,528,732

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Palmer Square CLO Ltd.: (continued)
Series 2021-2A, Class ER, 9.005%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	$2,000	$ 2,006,760
Series 2023-2A, Class ER, 10.284%, (3 mo. SOFR + 6.40%), 7/20/38(1)(2)	4,000	4,033,316
Progress Residential Trust:
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	968,674
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	16,150	15,198,907
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,507,534
Regatta 31 Funding Ltd., Series 2025-1A, Class D, 8.758%, (3 mo. SOFR + 4.90%), 3/25/38(1)(2)	3,000	3,009,378
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,249,021
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(4)	4,500	4,310,342
RR 35 Ltd., Series 2024-35A, Class D, 9.255%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	7,500	7,563,495
RR 38 Ltd., Series 2025-38A, Class C2, 7.555%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	4,000	4,061,676
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(5)	29,190	29,153,313
Sandstone Peak Ltd., Series 2021-1A, Class DR, 7.255%, (3 mo. SOFR + 3.35%), 10/15/34(1)(2)	4,000	4,014,724
Santander Bank Auto Credit-Linked Notes:
Series 2024-A, Class E, 7.762%, 6/15/32(1)	1,423	1,437,178
Series 2024-B, Class F, 8.881%, 1/18/33(1)	2,020	2,029,169
Service Experts Issuer LLC, Series 2025-1A, Class B, 7.62%, 1/20/37(1)	1,250	1,257,203
Silver Point CLO 12 Ltd., Series 2025-12A, Class D1, 6.629%, (3 mo. SOFR + 2.65%), 10/15/38(1)(2)	4,000	4,016,876
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.015%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	5,000	5,051,210
Sixth Street CLO XX Ltd., Series 2021-20A, Class D1R, 6.832%, (3 mo. SOFR + 2.95%), 7/17/38(1)(2)	4,000	4,026,540
Sixth Street CLO XXII Ltd., Series 2023-22A, Class D2R, 7.62%, (3 mo. SOFR + 3.75%), 4/21/38(1)(2)	1,400	1,403,753
Sprite Ltd., Series 2021-1, Class C, 8.835%, 11/15/46(1)	3,393	3,406,261
STAR Trust:
Series 2021-SFR1, Class F, 6.548%, (1 mo. SOFR + 2.514%), 4/17/38(1)(2)	931	929,981
Series 2021-SFR1, Class G, 7.348%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	16,589	16,577,301
Series 2021-SFR1, Class H, 8.598%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,601,931
Security	Principal Amount (000's omitted)	Value
STAR Trust: (continued)
Series 2021-SFR2, Class G, 7.547%, (1 mo. SOFR + 3.514%), 1/17/39(1)(2)	$4,000	$ 4,009,342
Series 2022-SFR3, Class E2, 7.732%, (1 mo. SOFR + 3.70%), 5/17/39(1)(2)	10,000	10,031,955
Series 2022-SFR3, Class F, 8.532%, (1 mo. SOFR + 4.50%), 5/17/39(1)(2)	4,035	4,057,777
Series 2024-SFR4, Class C, 6.482%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,613,851
Series 2024-SFR4, Class D, 6.982%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,772,591
Series 2025-SFR5, Class D, 6.483%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	9,670	9,683,176
Series 2025-SFR5, Class E, 6.983%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	2,500	2,505,288
Series 2025-SFR6, Class C, 6.033%, (1 mo. SOFR + 2.00%), 8/17/42(1)(2)	2,450	2,456,584
Series 2025-SFR6, Class D, 6.433%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	5,050	5,076,628
TCW CLO Ltd., Series 2024-3A, Class E, 10.484%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	2,000	2,006,694
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 8.365%, (3 mo. SOFR + 4.50%), 4/24/38(1)(2)	3,000	2,996,808
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 9.808%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	2,750	2,788,258
Tricon Residential Trust:
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,503,573
Series 2025-SFR1, Class D, 6.032%, (1 mo. SOFR + 2.00%), 3/17/42(1)(2)	4,000	4,015,166
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	4,718	4,705,131
UPX HIL Issuer Trust, Series 2025-1, Class C, 7.67%, 1/25/47(1)	4,857	4,875,547
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,931,574
VINE Trust:
Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	14,286,804
Series 2024-SFR1, Class E1, 4.50%, 3/17/41(1)	5,000	4,623,041
Voya CLO Ltd.:
Series 2013-1A, Class DR, 10.646%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,637,145
Series 2015-3A, Class DR, 10.346%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,917,198
Series 2018-2A, Class E, 9.416%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	967,974
Series 2024-2A, Class D, 7.084%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	3,005,295
Wellfleet CLO Ltd.:
Series 2019-1A, Class CRR, 6.684%, (3 mo. SOFR + 2.80%), 7/20/32(1)(2)	2,500	2,501,540

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.: (continued)
Series 2021-2A, Class E, 11.126%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	$1,000	$ 984,159
Wingspire Equipment Finance LLC, Series 2025-1A, Class E, 7.45%, 9/20/33(1)	6,000	5,981,367
Total Asset-Backed Securities (identified cost $949,025,733)		$ 966,739,045

Closed-End Funds — 0.1%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,080,864
PGIM Global High Yield Fund, Inc.	430,326	5,439,321
Western Asset High Income Opportunity Fund, Inc.	383,997	1,482,228
Total Closed-End Funds (identified cost $8,409,895)		$ 8,002,413

Collateralized Mortgage Obligations — 44.7%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust, Series 2024-NQM6, Class B1A, 7.282%, 1/25/70(1)(4)	$1,440	$ 1,473,320
Asset Based Lending LLC:
Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(5)	11,050	11,134,252
Series 2025-RTL1, Class A2, 8.024% to 8/25/25, 6/25/30(1)(5)	1,500	1,519,015
BofA Lending Facility, 8.27%, (SOFR + 4.00%), 6/16/28(2)	4,454	4,470,434
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(5)	3,464	3,466,827
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(4)	9,300	8,684,999
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	2,434	2,376,846
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(5)	8,450	8,581,299
CFMT LLC:
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(4)	1,150	1,094,075
Series 2024-R1, Class M1, 4.00% to 10/25/26, 10/25/54(1)(5)	5,770	5,412,225
Series 2024-R1, Class M2, 4.00% to 10/25/26, 10/25/54(1)(5)	9,932	9,088,138
Security	Principal Amount (000's omitted)	Value
CFMT LLC: (continued)
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(4)	$1,250	$ 1,201,745
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(4)	1,550	1,479,556
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(4)	8,500	8,024,659
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(4)	1,000	965,924
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(4)	3,750	3,606,534
Champs Trust:
Series 2024-1, Class A, 8.784%, 7/25/59(1)(4)	38,330	39,758,609
Series 2024-2, Class A, 8.587%, 11/25/59(1)(4)	33,937	35,477,885
Series 2024-3, Class A, 8.463%, 1/25/60(1)(4)	63,915	66,669,850
Series 2025-1, Class A, 7.848%, 4/25/60(1)(4)	71,605	74,976,956
Series 2025-2, Class A, 8.04%, 10/25/60(1)(4)	91,833	95,179,409
CHNGE Mortgage Trust, Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(5)	1,764	1,776,979
Dominion Mortgage Trust, Series 2025-RTL1, Class A2, 8.019% to 9/25/27, 3/25/30(1)(5)	9,000	9,235,854
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	17,108	16,804,115
FARM Mortgage Trust:
Series 2022-1, Class B, 2.957%, 1/25/52(1)(4)	2,381	1,821,344
Series 2023-1, Class B, 3.039%, 3/25/52(1)(4)	2,471	1,889,358
Series 2024-1, Class B, 5.087%, 10/1/53(1)(4)	3,316	2,977,842
Series 2025-1, Class B, 5.628%, 8/1/55(1)(4)	3,781	3,360,389
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	15	15,082
Series 4273, Class SP, 0.189%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(6)	516	440,139
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	4,319	1,874,517
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(6)	3,411	1,513,764
Series 5152, Class ZP, 3.00%, 7/25/50	10,785	6,832,717
Series 5159, Class ZT, 3.00%, 11/25/51	1,621	1,155,642
Series 5270, Class ZU, 6.00%, 11/25/52	3,786	3,908,394
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,294,289
Series 5324, Class MZ, 6.00%, 7/25/53	3,823	3,972,897
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,607,693
Series 5543, Class CS, 6.952%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(6)	6,832	7,240,702
Series 5353, Class AZ, 6.50%, 11/25/53	9,677	10,288,091
Series 5362, Class JB, 6.00%, 12/25/53	14,599	15,122,614
Series 5379, Class EZ, 5.50%, 2/25/54	8,806	8,865,515
Series 5381, Class Z, 5.50%, 2/25/54	14,843	14,762,242
Series 5391, Class EZ, 5.50%, 3/25/54	17,532	17,783,193

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5399, Class MZ, 6.00%, 4/25/54	$5,026	$ 5,213,063
Series 5402, Class BZ, 6.00%, 4/25/54	8,795	9,131,527
Series 5410, Class KY, 6.00%, 5/25/54	10,000	10,372,950
Series 5413, Class LZ, 6.00%, 5/25/54	4,376	4,546,208
Series 5413, Class MZ, 6.00%, 5/25/54	12,856	13,336,272
Series 5414, Class CZ, 5.50%, 5/25/54	35,606	36,130,966
Series 5428, Class Z, 6.00%, 7/25/54	15,898	16,519,078
Series 5429, Class DZ, 6.00%, 7/25/54	13,072	13,557,411
Series 5446, Class AZ, 6.00%, 8/25/54	23,043	23,895,584
Series 5453, Class DZ, 5.50%, 9/25/54	14,273	14,121,152
Series 5461, Class Z, 6.50%, 10/25/54	5,478	5,457,121
Series 5468, Class ZW, 6.50%, 11/25/54	6,908	6,900,428
Series 5478, Class SG, 6.308%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	37,968	39,772,071
Series 5481, Class HZ, 5.50%, 12/25/54	9,035	9,122,839
Series 5489, Class S, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	10,792	11,431,911
Series 5491, Class CZ, 5.50%, 1/25/55	13,907	14,092,083
Series 5493, Class KZ, 5.50%, 1/25/55	16,165	16,234,064
Series 5499, Class HZ, 5.50%, 2/25/55	7,725	7,727,757
Series 5499, Class MZ, 6.00%, 2/25/55	26,148	27,014,488
Series 5500, Class EZ, 5.50%, 1/25/54	12,952	12,970,837
Series 5500, Class SC, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(6)	32,174	35,449,668
Series 5500, Class ZG, 5.50%, 10/25/54	19,955	20,134,463
Series 5502, Class DZ, 5.50%, 2/25/55	22,924	23,133,582
Series 5508, Class AS, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	32,317	35,826,955
Series 5508, Class DS, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	10,594	12,011,060
Series 5508, Class SC, 8.452%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	29,670	33,419,796
Series 5510, Class GZ, 5.50%, 2/25/55	18,182	18,277,955
Series 5511, Class LT, 8.133%, (30-day SOFR Average + 3.95%), 3/25/55(2)	6,400	6,672,685
Series 5511, Class SQ, 6.669%, (23.40% - 30-day SOFR Average x 4.00), 3/25/55(6)	18,702	19,612,023
Series 5511, Class TE, 8.133%, (30-day SOFR Average + 3.95%), 3/25/55(2)	2,623	2,740,460
Series 5513, Class GZ, 5.50%, 6/25/54	31,118	31,249,586
Series 5513, Class MQ, 8.133%, (30-day SOFR Average + 3.95%), 6/25/54(2)	29,384	30,454,935
Series 5516, Class HZ, 6.00%, 3/25/55	26,018	27,396,910
Series 5516, Class MC, 7.483%, (30-day SOFR Average + 3.30%), 3/25/55(6)	10,461	10,777,938
Series 5517, Class NA, 8.133%, (30-day SOFR Average + 3.95%), 3/25/55(2)	6,816	7,103,340
Series 5535, Class MB, 8.233%, (30-day SOFR Average + 4.05%), 5/25/55(2)	15,483	15,967,186
Series 5544, Class CZ, 6.00%, 5/25/55	51,263	53,149,394
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5545, Class DZ, 6.00%, 6/25/55	$50,237	$ 52,220,640
Series 5549, Class MB, 8.883%, (30-day SOFR Average + 4.70%), 2/25/55(2)	8,514	8,702,757
Series 5557, Class UM, 8.323%, (30-day SOFR Average + 4.14%), 6/25/55(6)	10,449	10,729,197
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(6)	46,190	48,144,754
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(6)	28,506	29,729,425
Series 5572, Class GZ, 6.00%, 9/25/55	9,712	10,064,675
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(6)	40,514	42,360,561
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(6)	10,816	11,232,794
Series 5592, Class ZC, 6.00%, 5/25/55	7,689	7,672,646
Interest Only:(7)
Series 380, Class C1, 3.00%, 1/25/50	26,008	4,567,793
Series 380, Class C5, 3.50%, 1/25/50	7,924	1,563,239
Series 2631, Class DS, 2.752%, (6.986% - 30-day SOFR Average), 6/15/33(6)	23	61
Series 2956, Class SL, 2.652%, (6.886% - 30-day SOFR Average), 6/15/32(6)	267	19,494
Series 3114, Class TS, 2.302%, (6.536% - 30-day SOFR Average), 9/15/30(6)	378	12,135
Series 3153, Class JI, 2.272%, (6.506% - 30-day SOFR Average), 5/15/36(6)	756	53,626
Series 4007, Class JI, 4.00%, 2/15/42	418	61,064
Series 4067, Class JI, 3.50%, 6/15/27	345	6,325
Series 4070, Class S, 1.752%, (5.986% - 30-day SOFR Average), 6/15/32(6)	2,980	171,625
Series 4095, Class HS, 1.752%, (5.986% - 30-day SOFR Average), 7/15/32(6)	466	16,690
Series 4109, Class ES, 1.802%, (6.036% - 30-day SOFR Average), 12/15/41(6)	81	9,191
Series 4109, Class SA, 1.852%, (6.086% - 30-day SOFR Average), 9/15/32(6)	1,384	84,122
Series 4149, Class S, 1.902%, (6.136% - 30-day SOFR Average), 1/15/33(6)	957	58,982
Series 4163, Class GS, 1.852%, (6.086% - 30-day SOFR Average), 11/15/32(6)	873	54,754
Series 4169, Class AS, 1.902%, (6.136% - 30-day SOFR Average), 2/15/33(6)	1,095	70,003
Series 4188, Class AI, 3.50%, 4/15/28	188	2,371
Series 4189, Class SQ, 1.802%, (6.036% - 30-day SOFR Average), 12/15/42(6)	414	46,067
Series 4203, Class QS, 1.902%, (6.136% - 30-day SOFR Average), 5/15/43(6)	975	73,771
Series 4332, Class IK, 4.00%, 4/15/44	396	69,853
Series 4343, Class PI, 4.00%, 5/15/44	1,063	196,989
Series 4370, Class IO, 3.50%, 9/15/41	34	202
Series 4381, Class SK, 1.802%, (6.036% - 30-day SOFR Average), 6/15/44(6)	1,134	101,243

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4388, Class MS, 1.752%, (5.986% - 30-day SOFR Average), 9/15/44(6)	$1,123	$ 122,359
Series 4408, Class IP, 3.50%, 4/15/44	1,590	188,349
Series 4497, Class CS, 1.852%, (6.086% - 30-day SOFR Average), 9/15/44(6)	634	19,901
Series 4507, Class MI, 3.50%, 8/15/44	286	8,539
Series 4507, Class SJ, 1.832%, (6.066% - 30-day SOFR Average), 9/15/45(6)	2,934	349,092
Series 4520, Class PI, 4.00%, 8/15/45	6,445	775,841
Series 4528, Class BS, 1.802%, (6.036% - 30-day SOFR Average), 7/15/45(6)	1,385	127,169
Series 4629, Class QI, 3.50%, 11/15/46	1,488	267,971
Series 4637, Class IP, 3.50%, 4/15/44	69	856
Series 4644, Class TI, 3.50%, 1/15/45	1,285	160,989
Series 4744, Class IO, 4.00%, 11/15/47	1,347	275,211
Series 4749, Class IL, 4.00%, 12/15/47	1,069	218,713
Series 4768, Class IO, 4.00%, 3/15/48	1,321	269,643
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	15,984	505,596
Series 5070, Class CI, 2.00%, 2/25/51	34,389	4,622,366
Series 5156, Class IP, 3.00%, 12/25/49	17,039	2,666,370
Series 5236, Class TI, 3.00%, 1/25/51	62,215	10,624,133
Series 5293, Class CI, 2.50%, 4/25/51	24,490	3,918,672
Principal Only:(8)
Series 4417, Class KO, 0.00%, 12/15/43	520	371,835
Series 4478, Class PO, 0.00%, 5/15/45	732	549,092
Series 5357, Class EO, 0.00%, 11/25/53	4,108	3,570,065
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.797%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,413,242
Series 2020-DNA6, Class B2, 9.833%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,983,171
Series 2021-DNA2, Class B2, 10.183%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	6,610	8,153,787
Series 2021-DNA3, Class B2, 10.433%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	8,082,166
Series 2021-DNA5, Class B2, 9.683%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	53,570	64,139,131
Series 2021-DNA6, Class B2, 11.683%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	21,140	22,317,633
Series 2021-HQA1, Class B2, 9.183%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	35,825	41,908,701
Series 2021-HQA2, Class B2, 9.633%, (30-day SOFR Average + 5.45%), 12/25/33(1)(2)	4,425	5,251,843
Series 2022-DNA4, Class B2, 14.433%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	32,500	36,545,541
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2022-DNA5, Class B2, 17.083%, (30-day SOFR Average + 12.90%), 6/25/42(1)(2)	$30,359	$ 35,588,827
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.586%, 8/25/39(4)	285	290,964
Series 2013-6, Class TA, 1.50%, 1/25/43	320	288,085
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,437	927,570
Series 2021-61, Class LZ, 2.50%, 9/25/51	4,018	2,625,378
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,893,654
Series 2023-12, Class ZB, 6.00%, 4/25/53	5,189	5,351,795
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	66,111,374
Series 2024-87, Class LZ, 6.00%, 12/25/54	1,806	1,845,255
Series 2024-90, Class ES, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 10/25/54(6)	40,758	44,034,838
Series 2024-98, Class S, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	11,080	11,720,273
Series 2024-102, Class SA, 6.418%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	16,998	18,066,195
Series 2024-105, Class AS, 6.48%, (21.817% - 30-day SOFR Average x 3.667), 1/25/55(6)	19,875	21,445,149
Series 2024-105, Class KT, 0.125%, 1/25/55	31,516	26,915,049
Series 2025-3, Class BZ, 5.50%, 2/25/55	3,130	3,123,650
Series 2025-4, Class BZ, 5.50%, 7/25/54	11,498	11,601,826
Series 2025-4, Class HZ, 5.50%, 9/25/54	18,977	19,147,655
Series 2025-5, Class GZ, 6.00%, 2/25/55	1,046	1,085,471
Series 2025-7, Class EZ, 5.50%, 2/25/55	10,266	10,355,538
Series 2025-10, Class AS, 8.602%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(6)	12,273	13,605,205
Series 2025-12, Class ES, 8.602%, (21.15% - 30-day SOFR Average x 3.00), 3/25/55(6)	22,003	24,196,298
Series 2025-12, Class FM, 8.183%, (30-day SOFR Average + 4.00%), 3/25/55(2)	9,104	9,455,011
Series 2025-15, Class FM, 8.033%, (30-day SOFR Average + 3.85%), 4/25/55(2)	8,399	8,748,164
Series 2025-29, Class MH, 8.233%, (30-day SOFR Average + 4.05%), 2/25/55(2)	14,354	14,893,224
Series 2025-35, Class MT, 8.452%, (30-day SOFR Average + 5.00%), 5/25/55(2)	13,602	14,115,827
Series 2025-40, Class SG, 7.449%, (21.193% - 30-day SOFR Average x 3.286), 2/25/55(6)	32,886	34,983,428
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(6)	50,720	52,601,004
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00), 10/25/55(6)	29,575	29,682,307
Interest Only:(7)
Series 2004-46, Class SI, 1.703%, (5.886% - 30-day SOFR Average), 5/25/34(6)	468	18,298
Series 2005-17, Class SA, 2.403%, (6.586% - 30-day SOFR Average), 3/25/35(6)	643	57,046
Series 2005-105, Class S, 2.403%, (6.586% - 30-day SOFR Average), 12/25/35(6)	531	42,403

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2006-44, Class IS, 2.303%, (6.486% - 30-day SOFR Average), 6/25/36(6)	$478	$ 41,165
Series 2006-65, Class PS, 2.923%, (7.106% - 30-day SOFR Average), 7/25/36(6)	469	53,003
Series 2006-96, Class SN, 2.903%, (7.086% - 30-day SOFR Average), 10/25/36(6)	428	31,407
Series 2006-104, Class SD, 2.343%, (6.526% - 30-day SOFR Average), 11/25/36(6)	513	43,980
Series 2006-104, Class SE, 2.333%, (6.516% - 30-day SOFR Average), 11/25/36(6)	342	28,601
Series 2007-50, Class LS, 2.153%, (6.336% - 30-day SOFR Average), 6/25/37(6)	779	76,022
Series 2008-26, Class SA, 1.903%, (6.086% - 30-day SOFR Average), 4/25/38(6)	837	74,641
Series 2008-61, Class S, 1.803%, (5.986% - 30-day SOFR Average), 7/25/38(6)	1,319	77,314
Series 2011-101, Class IC, 3.50%, 10/25/26	32	102
Series 2011-101, Class IE, 3.50%, 10/25/26	23	82
Series 2011-104, Class IM, 3.50%, 10/25/26	74	594
Series 2012-52, Class DI, 3.50%, 5/25/27	346	4,736
Series 2012-124, Class IO, 1.444%, 11/25/42(4)	1,632	73,184
Series 2012-139, Class LS, 1.721%, (6.036% - 30-day SOFR Average), 12/25/42(6)	2,025	282,974
Series 2012-147, Class SA, 1.803%, (5.986% - 30-day SOFR Average), 1/25/43(6)	2,218	233,495
Series 2012-150, Class PS, 1.853%, (6.036% - 30-day SOFR Average), 1/25/43(6)	3,118	345,524
Series 2012-150, Class SK, 1.853%, (6.036% - 30-day SOFR Average), 1/25/43(6)	3,467	402,530
Series 2013-11, Class IO, 4.00%, 1/25/43	5,669	630,498
Series 2013-12, Class SP, 1.353%, (5.536% - 30-day SOFR Average), 11/25/41(6)	207	3,150
Series 2013-15, Class DS, 1.903%, (6.086% - 30-day SOFR Average), 3/25/33(6)	1,925	122,389
Series 2013-23, Class CS, 1.953%, (6.136% - 30-day SOFR Average), 3/25/33(6)	1,018	65,920
Series 2013-64, Class PS, 1.953%, (6.136% - 30-day SOFR Average), 4/25/43(6)	1,369	113,275
Series 2013-66, Class JI, 3.00%, 7/25/43	2,470	371,187
Series 2013-75, Class SC, 1.953%, (6.136% - 30-day SOFR Average), 7/25/42(6)	1,175	25,258
Series 2014-32, Class EI, 4.00%, 6/25/44	622	115,030
Series 2014-41, Class SA, 1.753%, (5.936% - 30-day SOFR Average), 7/25/44(6)	966	139,426
Series 2014-43, Class PS, 1.803%, (5.986% - 30-day SOFR Average), 3/25/42(6)	679	41,399
Series 2014-55, Class IN, 3.50%, 7/25/44	1,457	269,719
Series 2014-64, Class BI, 3.50%, 3/25/44	14	41
Series 2014-67, Class IH, 4.00%, 10/25/44	1,050	222,496
Series 2014-80, Class CI, 3.50%, 12/25/44	838	160,297
Series 2014-89, Class IO, 3.50%, 1/25/45	1,405	265,305
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(6)	$1,960	$ 69,845
Series 2015-14, Class KI, 3.00%, 3/25/45	1,856	294,918
Series 2015-22, Class GI, 3.50%, 4/25/45	444	80,966
Series 2015-31, Class SG, 1.803%, (5.986% - 30-day SOFR Average), 5/25/45(6)	2,211	339,621
Series 2015-36, Class IL, 3.00%, 6/25/45	1,257	179,913
Series 2015-52, Class MI, 3.50%, 7/25/45	2,414	456,578
Series 2015-93, Class BS, 1.853%, (6.036% - 30-day SOFR Average), 8/25/45(6)	1,019	81,073
Series 2018-21, Class IO, 3.00%, 4/25/48	3,292	545,945
Series 2021-94, Class CI, 3.00%, 1/25/52	9,475	1,578,972
Series 2023-39, Class AI, 2.00%, 7/25/52	85,871	11,202,735
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.047%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	726	743,569
Series 2021-R01, Class 1B2, 10.183%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	8,856,049
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(4)	3,474	3,553,228
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(4)	3,839	3,934,531
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(4)	1,010	1,035,152
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(4)	1,399	1,433,065
Flagstar Mortgage Trust, Series 2023-6INV, Class B4, 3.478%, 8/25/51(1)(4)	4,011	3,395,668
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(4)	1,410	1,437,895
GMAC Financiera SA de CV Sociedad Financiera de Objeto Ltdo, Series 2007-2U, Class A, 3.99%, 3/25/36	619,665	6,462,309
Government National Mortgage Association:
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,793	1,171,440
Series 2022-31, Class ZD, 3.00%, 2/20/52	300	178,094
Series 2022-173, Class S, 7.393%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	5,653	6,235,601
Series 2022-189, Class US, 7.393%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	8,383	9,257,209
Series 2022-195, Class AS, 7.645%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	3,895	4,429,595
Series 2022-197, Class SW, 6.279%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	5,450	5,700,288
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	20,410,518
Series 2023-53, Class SE, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	11,848	12,868,607
Series 2023-56, Class ZE, 6.00%, 4/20/53	18,373	19,080,797

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-63, Class LB, 6.00%, 5/20/53	$12,347	$ 12,834,327
Series 2023-63, Class S, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	23,168	25,155,767
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,235,132
Series 2023-65, Class SB, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	5,366	5,752,630
Series 2023-65, Class SD, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	11,130	12,266,304
Series 2023-66, Class S, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	4,283	4,644,644
Series 2023-66, Class SD, 7.209%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	3,823	4,145,890
Series 2023-83, Class S, 7.054%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(6)	4,882	5,284,954
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,720,999
Series 2023-84, Class SN, 7.033%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	5,090	5,495,576
Series 2023-89, Class SD, 6.843%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(6)	6,815	7,263,213
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,391,814
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,314,348
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	20,634,640
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,119,116
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	13,758,767
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,536,283
Series 2023-107, Class DZ, 5.50%, 7/20/53	7,740	7,965,494
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,719,961
Series 2023-133, Class S, 9.049%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	8,623	9,664,281
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,515,742
Series 2023-149, Class S, 8.899%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(6)	5,141	5,739,229
Series 2023-150, Class AS, 11.42%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	1,864	2,201,472
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,502	2,604,773
Series 2023-151, Class DZ, 6.00%, 10/20/53	6,349	6,619,691
Series 2023-153, Class SM, 11.265%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(6)	5,720	6,725,163
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,674,282
Series 2023-165, Class DY, 6.00%, 11/20/53	81,056	83,547,062
Series 2023-165, Class EY, 6.50%, 11/20/53	25,000	26,185,915
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,255,528
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,874,572
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,351,359
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,664,672
Series 2023-186, Class ZM, 5.50%, 12/20/53	33,175	34,044,890
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,597,494
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,153,691
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,220,067
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-6, Class LB, 6.00%, 1/20/54	$6,784	$ 7,049,479
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	12,372,836
Series 2024-23, Class KZ, 5.50%, 2/20/54	10,958	11,271,005
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,889	4,037,353
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,914,190
Series 2024-26, Class NZ, 6.00%, 2/20/54	15,818	16,480,381
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,980,305
Series 2024-42, Class DZ, 6.00%, 3/20/54	9,576	9,753,318
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	25,969,774
Series 2024-44, Class ML, 6.00%, 3/20/54	10,835	11,266,202
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,363,666
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	32,183,735
Series 2024-59, Class LG, 6.00%, 4/20/54	12,663	13,169,205
Series 2024-81, Class HZ, 6.00%, 5/20/54	6,172	6,417,138
Series 2024-95, Class GZ, 5.50%, 6/20/54	10,497	10,790,359
Series 2024-99, Class DZ, 6.00%, 6/20/54	3,988	4,150,142
Series 2024-108, Class KZ, 6.00%, 7/20/54	41,193	42,860,139
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,371	2,465,492
Series 2024-112, Class LZ, 6.00%, 7/20/54	3,001	3,125,966
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,261,441
Series 2024-126, Class ZB, 6.00%, 8/20/54	8,333	8,626,351
Series 2024-127, Class UZ, 6.00%, 8/20/54	17,575	17,969,716
Series 2024-127, Class ZQ, 5.00%, 8/20/54	6,302	6,318,469
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,196,314
Series 2024-132, Class AZ, 6.00%, 8/20/54	5,235	5,422,878
Series 2024-148, Class GB, 6.00%, 9/20/54	6,818	7,086,183
Series 2024-148, Class LZ, 5.50%, 9/20/54	16,059	16,488,206
Series 2024-167, Class LZ, 5.50%, 10/20/54	8,874	9,100,056
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,415	5,556,970
Series 2024-167, Class NZ, 6.00%, 10/20/54	1,356	1,410,324
Series 2024-172, Class BZ, 5.50%, 10/20/54	9,125	9,368,715
Series 2024-183, Class ZA, 6.00%, 8/20/54	6,666	6,900,079
Series 2024-196, Class Z, 5.50%, 12/20/54	3,013	3,007,364
Series 2025-39, Class CM, 8.084%, (30-day SOFR Average + 3.90%), 3/20/55(2)	27,677	28,735,966
Series 2025-41, Class MT, 7.117%, (30-day SOFR Average + 2.933%), 3/20/65(2)(9)	22,805	23,191,390
Series 2025-41, Class QM, 8.084%, (30-day SOFR Average + 3.90%), 3/20/55(2)	11,420	11,857,367
Series 2025-44, Class HZ, 6.00%, 3/20/55	5,578	5,718,485
Series 2025-62, Class FM, 8.384%, (30-day SOFR Average + 4.20%), 4/20/55(2)	41,128	42,589,733
Series 2025-62, Class MF, 8.384%, (30-day SOFR Average + 4.20%), 4/20/55(2)	16,338	16,772,120
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(6)	10,783	11,101,572

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-64, Class FM, 8.444%, (30-day SOFR Average + 4.26%), 4/20/55(2)	$22,078	$ 22,858,303
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(6)	15,995	16,750,428
Series 2025-82, Class FL, 8.684%, (30-day SOFR Average + 4.50%), 5/20/55(2)	5,415	5,615,791
Series 2025-83, Class MU, 8.484%, (30-day SOFR Average + 4.30%), 4/20/55(2)	26,523	27,228,277
Series 2025-90, Class MB, 8.484%, (30-day SOFR Average + 4.30%), 5/20/55(2)	19,647	20,195,678
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	68,163	71,712,593
Series 2025-98, Class TA, 8.70%, (34.50% - 30-day SOFR Average x 6.00), 6/20/55(6)	16,465	17,146,813
Series 2025-98, Class TE, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(6)	16,794	17,513,418
Series 2025-98, Class TK, 8.52%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(6)	10,373	10,881,638
Series 2025-105, Class TA, 8.40%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(6)	32,589	34,054,510
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	36,551	38,347,564
Series 2025-110, Class DT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	25,026	26,240,406
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	101,983	107,003,666
Series 2025-115, Class F, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	44,557	46,746,771
Series 2025-118, Class SP, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	28,053	28,307,822
Series 2025-134, Class GZ, 6.00%, 8/20/55	3,972	4,072,050
Series 2025-139, Class MT, 7.484%, (30-day SOFR Average + 3.30%), 4/20/55(2)	12,355	12,614,627
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(6)	30,000	31,236,710
Series 2025-174, Class TH, 7.50%, (36.00% - 30-day SOFR Average x 6.00), 9/20/55(6)	14,667	15,172,349
Interest Only:(7)
Series 2014-68, Class KI, 0.478%, 10/20/42(4)	1,811	66,518
Series 2017-104, Class SD, 2.055%, (6.086% - 1 mo. SOFR), 7/20/47(6)	3,493	440,351
Series 2017-121, Class DS, 0.355%, (4.386% - 1 mo. SOFR), 8/20/47(6)	2,299	102,470
Series 2017-137, Class AS, 0.355%, (4.386% - 1 mo. SOFR), 9/20/47(6)	3,126	136,619
Series 2020-116, Class MI, 2.00%, 8/20/50	14,588	1,886,870
Series 2020-134, Class LI, 2.50%, 9/20/50	6,033	878,525
Series 2020-146, Class IQ, 2.00%, 10/20/50	14,913	1,837,476
Series 2020-146, Class QI, 2.00%, 10/20/50	7,963	974,768
Series 2020-149, Class NI, 2.50%, 10/20/50	11,697	1,855,546
Series 2020-151, Class AI, 2.00%, 10/20/50	44,317	5,730,644
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-151, Class HI, 2.50%, 10/20/50	$1,017	$ 161,070
Series 2020-154, Class PI, 2.50%, 10/20/50	10,360	1,628,368
Series 2020-167, Class KI, 2.00%, 11/20/50	24,653	3,044,065
Series 2020-173, Class DI, 2.00%, 11/20/50	18,540	2,402,238
Series 2020-176, Class HI, 2.50%, 11/20/50	25,306	3,991,998
Series 2020-185, Class BI, 2.00%, 12/20/50	6,340	825,338
Series 2020-191, Class AI, 2.00%, 12/20/50	23,801	3,078,358
Series 2021-15, Class AI, 2.00%, 1/20/51	27,063	3,541,912
Series 2021-23, Class TI, 2.50%, 2/20/51	9,748	1,513,895
Series 2021-30, Class AI, 2.00%, 2/20/51	3,391	447,200
Series 2021-46, Class IM, 2.50%, 3/20/51	2,197	334,635
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(6)	4,541	29,126
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(6)	10,287	240,731
Series 2021-97, Class IG, 2.50%, 8/20/49	30,017	3,518,027
Series 2021-114, Class MI, 3.00%, 6/20/51	7,586	1,262,116
Series 2021-121, Class TI, 3.00%, 7/20/51	26,798	3,557,336
Series 2021-122, Class NI, 3.00%, 7/20/51	5,064	852,054
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	13,676	353,650
Series 2021-154, Class MI, 3.00%, 9/20/51	36,919	5,182,571
Series 2021-160, Class IT, 2.50%, 9/20/51	14,111	1,631,369
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	22,238	63,005
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	11,194	31,627
Series 2021-193, Class IU, 3.00%, 11/20/49	33,711	4,746,822
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	21,150	154,210
Series 2021-201, Class PI, 3.00%, 11/20/51	20,304	2,328,371
Series 2021-209, Class IW, 3.00%, 11/20/51	14,883	1,985,561
Series 2022-104, Class IO, 2.50%, 6/20/51	20,701	2,993,406
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	165,054	1,021,847
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	18,339	113,539
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	36,679	498,066
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	366,786	4,606,575
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	49,219	687,678

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	$36,679	$ 536,329
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	105,994	865,752
Series 2023-13, Class SA, 1.216%, (5.40% - 30-day SOFR Average), 1/20/53(6)	7,267	332,060
Series 2023-19, Class SD, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	11,900	758,165
Series 2023-20, Class HS, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	8,229	522,857
Series 2023-22, Class ES, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	10,972	697,143
Series 2023-22, Class SA, 1.516%, (5.70% - 30-day SOFR Average), 2/20/53(6)	14,158	679,256
Series 2023-24, Class SB, 0.966%, (5.15% - 30-day SOFR Average), 2/20/53(6)	21,944	787,864
Series 2023-24, Class SG, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	10,972	697,143
Series 2023-32, Class SA, 2.116%, (6.30% - 30-day SOFR Average), 2/20/53(6)	37,030	2,352,858
Series 2023-38, Class LS, 2.116%, (6.30% - 30-day SOFR Average), 3/20/53(6)	34,840	2,174,879
Series 2023-38, Class SD, 2.066%, (6.25% - 30-day SOFR Average), 3/20/53(6)	42,507	2,409,548
Series 2023-38, Class SG, 2.016%, (6.20% - 30-day SOFR Average), 3/20/53(6)	27,509	1,682,738
Series 2023-47, Class HS, 2.116%, (6.30% - 30-day SOFR Average), 3/20/53(6)	11,613	724,960
Series 2023-47, Class SC, 2.066%, (6.25% - 30-day SOFR Average), 3/20/53(6)	17,486	1,074,139
Series 2023-53, Class SK, 2.016%, (6.20% - 30-day SOFR Average), 4/20/53(6)	23,487	1,421,181
Series 2024-64, Class EI, 6.50%, 4/20/64	10,767	1,360,960
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.188%, 1/25/53(1)(4)	1,842	1,143,881
Series 2024-PJ1, Class B3, 7.026%, 6/25/54(1)(4)	5,627	5,785,244
Series 2025-PJ8, Class B3, 6.563%, 2/25/56(1)(4)	3,422	3,320,466
Series 2025-NQM2, Class B1, 7.382%, 6/25/65(1)(4)	850	878,729
JPM Lending Facility, 10.984%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,766,905
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	12,010	12,059,335
Series 2023-RTL4, Class A1, 7.628% to 10/25/25, 11/25/28(1)(5)	13,631	13,729,927
LoanDepot GMSR Master Trust:
Series 2025-GT2, Class A, 7.181%, (1 mo. SOFR + 3.15%), 7/16/30(1)(2)	20,000	20,099,798
Security	Principal Amount (000's omitted)	Value
LoanDepot GMSR Master Trust: (continued)
Series 2025-GT2, Class B, 7.881%, (1 mo. SOFR + 3.85%), 7/16/30(1)(2)	$12,000	$ 12,059,855
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.491%, (1 mo. SOFR + 6.50%), 5/25/59(1)(2)	9,000	9,224,236
MFRA Trust, Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(4)	2,736	2,763,046
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	52,142	53,116,749
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(5)	11,820	11,880,076
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(4)	1,500	1,467,513
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(4)	7,750	7,440,533
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.191%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	41,000	41,415,141
PRPM LLC:
Series 2024-NQM1, Class B1, 7.435%, 12/25/68(1)(4)	9,000	9,123,845
Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(5)	2,700	2,607,419
Series 2024-RCF3, Class A3, 4.00% to 5/25/26, 5/25/54(1)(5)	1,500	1,440,518
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(5)	1,000	957,351
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(5)	4,000	3,695,586
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(5)	3,100	2,923,781
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(5)	4,003	3,815,202
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(4)	10,221	10,496,404
Series 2025-RCF1, Class M3, 4.50% to 2/25/27, 2/25/55(1)(5)	1,700	1,579,807
Series 2025-RCF3, Class M1A, 5.25%, 7/25/55(1)(4)	1,100	1,086,619
Series 2025-RCF3, Class M1B, 5.25%, 7/25/55(1)(4)	1,000	959,667
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 9/25/29(1)(4)	7,350	7,445,593
RCO Trust, Series 2025-PR1, Class A, 6.25% to 7/28/28, 3/2/55(1)(5)	17,550	17,513,757
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50%, 2/25/30(1)	15,500	15,613,620
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(5)	12,000	12,152,938

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(4)	$3,000	$ 3,060,470
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.275%, 4/25/54(1)(4)	1,513	1,435,957
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	4,000	4,034,637
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	47,203	45,463,673
Total Collateralized Mortgage Obligations (identified cost $4,174,556,550)		$4,231,014,588

Commercial Mortgage-Backed Securities — 5.8%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust:
Series 2024-MAR, Class C, 7.516%, 12/10/41(1)(4)	7,823	$ 8,172,507
Series 2024-MAR, Class D, 8.907%, 12/10/41(1)(4)	21,000	22,060,609
Series 2024-MAR, Class E, 10.957%, 12/10/41(1)(4)	36,000	38,795,666
BAMLL Trust:
Series 2024-BHP, Class B, 6.932%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	8,000	8,056,392
Series 2024-BHP, Class C, 7.632%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)	1,700	1,702,767
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 6.115%, (1 mo. SOFR + 2.15%), 11/15/42(1)(2)	6,400	6,428,378
Series 2025-660F, Class D, 6.715%, (1 mo. SOFR + 2.75%), 11/15/42(1)(2)	13,300	13,362,236
BFLD Mortgage Trust, Series 2024-VICT, Class A, 5.922%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	3,300	3,316,289
BPR Commercial Mortgage Trust, Series 2024-PARK, Class E, 9.687%, 11/5/39(1)(4)	7,300	7,924,495
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.173%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)	12,000	12,117,492
BX Trust:
Series 2023-DELC, Class E, 9.318%, (1 mo. SOFR + 5.286%), 5/15/38(1)(2)	1,500	1,521,228
Series 2025-GW, Class D, 6.782%, (1 mo. SOFR + 2.75%), 7/15/42(1)(2)	3,950	3,975,302
Series 2025-GW, Class E, 7.682%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)	19,750	19,915,936
COMM Mortgage Trust, Series 2025-167G, Class D, 6.951%, 8/10/40(1)(4)	20,220	20,651,165
Security	Principal Amount* (000's omitted)	Value
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(1)(4)	20,700	$ 21,347,173
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.75%, (1 mo. SOFR + 2.60%), 10/15/42(1)(2)	6,750	6,813,831
Series 2025-ESH, Class E, 7.50%, (1 mo. SOFR + 3.35%), 10/15/42(1)(2)	11,100	11,226,132
Series 2025-ESH, Class F, 8.25%, (1 mo. SOFR + 4.10%), 10/15/42(1)(2)	5,766	5,842,358
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class D, 6.632%, (1 mo. SOFR + 2.60%), 12/15/39(1)(2)	25,000	25,134,400
Series 2024-FBLU, Class F, 8.282%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)	21,240	21,420,001
Series 2024-FBLU, Class G, 9.682%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	29,000	29,431,300
Great Wolf Trust, Series 2024-WOLF, Class F, 8.47%, (1 mo. SOFR + 4.438%), 3/15/39(1)(2)	7,500	7,587,705
GWT Trust:
Series 2024-WLF2, Class D, 6.972%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	10,800	10,880,196
Series 2024-WLF2, Class E, 7.671%, (1 mo. SOFR + 3.638%), 5/15/41(1)(2)	7,000	7,078,845
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(4)	9,500	9,198,563
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.371%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)	1,000	1,005,334
Hudson Yards Mortgage Trust:
Series 2025-SPRL, Class E, 6.678%, 1/13/40(1)(4)	2,000	2,070,126
Series 2025-SPRL, Class F, 7.403%, 1/13/40(1)(4)	1,750	1,779,196
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(4)	11,850	11,850,720
INTOWN Mortgage Trust:
Series 2025-STAY, Class D, 6.882%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)	25,000	25,126,070
Series 2025-STAY, Class E, 7.882%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)	13,900	13,972,344
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.51%, 9/15/47(1)(4)	895	615,330
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.473%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)	21,100	21,124,885
ORL Trust:
Series 2024-GLKS, Class E, 7.222%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)	8,250	8,296,396
Series 2024-GLKS, Class F, 8.471%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	23,550	23,512,355

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount* (000's omitted)		Value
ROCK Trust:
Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)		1,750	$ 1,832,868
Series 2024-CNTR, Class E, 8.819%, 11/13/41(1)		20,000	21,167,272
SHR Trust:
Series 2024-LXRY, Class D, 7.632%, (1 mo. SOFR + 3.60%), 10/15/41(1)(2)		7,959	7,987,566
Series 2024-LXRY, Class E, 8.482%, (1 mo. SOFR + 4.45%), 10/15/41(1)(2)		3,000	3,032,687
Taurus U.K. DAC:
Series 2025-UK3A, Class D, 6.771%, (SONIA + 2.80), 7/20/35(1)(2)	GBP	3,150	4,135,899
Series 2025-UK3A, Class E, 7.771%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	3,750	4,916,299
TX Trust:
Series 2024-HOU, Class D, 7.271%, (1 mo. SOFR + 3.239%), 6/15/39(1)(2)		2,450	2,457,371
Series 2024-HOU, Class E, 8.42%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		6,000	6,029,897
U.K. Logistics DAC, Series 2024-1A, Class E, 8.987%, (SONIA + 5.00), 5/17/34(1)(2)	GBP	2,250	2,962,924
VCC Trust, Series 2025-MC1, Class A1, 8.163% to 5/25/28, 5/25/55(1)(5)		21,596	21,481,258
Velocity Commercial Capital Loan Trust:
Series 2025-4, Class M2, 6.17%, 9/25/55(1)(4)		1,221	1,219,624
Series 2025-4, Class M4, 9.35%, 9/25/55(1)(4)		1,495	1,495,902
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class C, 6.692%, 9/15/40(1)(4)		5,455	5,494,465
Series 2025-1918, Class D, 8.623%, 9/15/40(1)(4)		9,500	9,635,605
WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.724%, , 7/15/40(1)(4)		16,250	16,703,577
Willowbrook Mall:
Series 2025-WBRK, Class D, 6.075%, 3/5/35(1)(4)		2,500	2,451,325
Series 2025-WBRK, Class E, 6.075%, 3/5/35(1)(4)		5,875	5,517,448
Total Commercial Mortgage-Backed Securities (identified cost $548,496,291)			$ 551,835,709

Common Stocks — 1.0%
Security	Shares	Value
Argentina — 0.0%†
Banco BBVA Argentina SA ADR	11,800	$ 195,526
Banco Macro SA ADR(10)	6,800	615,128
Central Puerto SA ADR(10)	7,600	118,256
Security	Shares	Value
Argentina (continued)
Corp. America Airports SA(10)	2,700	$ 59,832
Cresud SA ADR(10)	3,000	37,110
Empresa Distribuidora Y Comercializadora Norte ADR(10)	1,500	49,965
Grupo Financiero Galicia SA ADR(10)	19,000	1,123,470
Grupo Supervielle SA ADR(10)	9,800	121,716
IRSA Inversiones y Representaciones SA ADR	2,400	37,200
Loma Negra Cia Industrial Argentina SA ADR(10)	4,000	43,880
Pampa Energia SA ADR(10)	3,000	257,400
Telecom Argentina SA ADR(10)	6,800	76,500
Transportadora de Gas del Sur SA, Class B ADR(10)	5,400	168,102
Vista Energy SAB de CV ADR(10)	5,900	285,855
YPF SA ADR(10)	14,700	535,521
		$ 3,725,461
Brazil — 0.1%
Adecoagro SA	2,700	$ 21,762
Arcos Dorados Holdings, Inc., Class A	11,500	82,455
Suzano SA ADR	330,200	2,981,706
Vale SA ADR	553,000	6,685,770
		$ 9,771,693
Bulgaria — 0.1%
Eurohold Bulgaria AD(10)	5,122,844	$ 5,356,808
		$ 5,356,808
Canada — 0.0%†
Lithium Argentina AG(10)	10,800	$ 45,468
		$ 45,468
Colombia — 0.0%†
Canacol Energy Ltd.(10)	147,000	$ 236,868
		$ 236,868
Iceland — 0.0%†
Siminn Hf.	2,023,336	$ 223,688
		$ 223,688
Mexico — 0.1%
Borr Drilling Ltd.(10)	807,106	$ 2,502,029
Orbia Advance Corp. SAB de CV	1,917,600	1,736,094
		$ 4,238,123

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Pakistan — 0.0%†
VEON Ltd. ADR(10)	58,200	$ 2,802,330
		$ 2,802,330
Peru — 0.0%†
Auna SA, Class A(10)	250,000	$ 1,477,500
		$ 1,477,500
Puerto Rico — 0.0%†
Liberty Latin America Ltd., Class C(10)	318,000	$ 2,515,380
		$ 2,515,380
Vietnam — 0.7%
Asia Commercial Bank JSC	1,444,200	$ 1,401,626
Bank for Foreign Trade of Vietnam JSC	444,800	1,007,073
Coteccons Construction JSC	711,000	2,794,993
Duc Giang Chemicals JSC	221,400	807,296
FPT Corp.	2,099,900	8,285,502
Gemadept Corp.	666,000	1,723,859
Hoa Phat Group JSC(10)	2,273,500	2,309,233
IDICO Corp. JSC	419,900	606,779
Khang Dien House Trading & Investment JSC(10)	1,986,700	2,705,364
Kinh Bac City Development Holding Corp.(10)	2,227,400	2,962,160
Masan Group Corp.(10)	373,800	1,130,789
Military Commercial Joint Stock Bank	3,369,600	3,022,894
Mobile World Investment Corp.	2,479,200	7,773,153
Nam Long Investment Corp.	1,923,600	2,902,518
Phat Dat Real Estate Development Corp.(10)	1,363,200	1,166,104
Saigon Thuong Tin Commercial JSB(10)	1,318,100	2,777,710
SSI Securities Corp.	3,581,300	4,661,382
Vietnam Dairy Products JSC	304,500	666,605
Vietnam Joint Stock Commercial Bank for Industry & Trade	865,300	1,611,018
Vietnam Prosperity JSC Bank	1,798,000	1,957,208
Vietnam Technological & Commercial Joint Stock Bank	3,498,200	4,662,535
Vingroup JSC(10)	647,700	4,709,586
Vinh Hoan Corp.	977,300	2,188,832
		$ 63,834,219
Total Common Stocks (identified cost $91,110,622)		$ 94,227,538

Convertible Bonds — 2.6%
Security	Principal Amount (000's omitted)		Value
Australia — 0.0%†
IREN Ltd., 0.00%, 7/1/31(1)	USD	210	$ 221,655
			$ 221,655
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	USD	8,404	$ 14,879,282
H World Group Ltd., 3.00%, 5/1/26	USD	2,227	2,453,041
JD.com, Inc., 0.25%, 6/1/29	USD	2,965	3,142,900
Kaisa Group Holdings Ltd.:
0.00%, 12/31/25(1)	USD	21	479
0.00%, 12/31/26(1)	USD	28	355
0.00%, 12/31/27(1)	USD	36	266
0.00%, 12/31/28(1)	USD	57	355
0.00%, 12/31/29(1)	USD	57	355
0.00%, 12/31/30(1)	USD	71	444
0.00%, 12/31/31(1)	USD	71	444
0.00%, 12/31/32(1)	USD	134	837
Li Auto, Inc., 0.25%, 5/1/28	USD	1,600	1,689,200
PDD Holdings, Inc., 0.00%, 12/1/25	USD	2,151	2,141,966
Ping An Insurance Group Co. of China Ltd., 0.00%, 6/11/30(11)	HKD	19,000	2,785,002
Shimao Group Holdings Ltd., 0.00%, 7/21/26(1)	USD	408	19,905
Sunac China Holdings Ltd., 1.00% PIK to 9/30/26, 9/30/32(11)(12)	USD	258	34,815
Trip.com Group Ltd., 0.75%, 6/15/29	USD	3,050	3,737,775
			$ 30,887,421
Germany — 0.0%†
TUI AG, 1.95%, 7/26/31(11)	EUR	1,500	$ 1,958,929
			$ 1,958,929
Israel — 0.1%
Nova Ltd., 0.00%, 9/15/30(1)	USD	880	$ 1,128,674
Wix.com Ltd., 0.00%, 9/15/30(1)	USD	1,730	1,725,675
			$ 2,854,349
Singapore — 0.0%†
Grab Holdings Ltd., 0.00%, 6/15/30(11)	USD	1,760	$ 2,046,880
			$ 2,046,880

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Spain — 0.0%†
Cellnex Telecom SA, 0.50%, 7/5/28(11)	EUR	1,400	$ 1,683,862
			$ 1,683,862
Taiwan — 0.0%†
Wistron Corp., 0.00%, 10/23/30(11)	USD	2,000	$ 2,063,500
			$ 2,063,500
United Kingdom — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	USD	2,071	$ 2,348,990
			$ 2,348,990
United States — 2.2%
Affirm Holdings, Inc., 0.75%, 12/15/29(1)	USD	2,540	$ 2,763,520
Airbnb, Inc., 0.00%, 3/15/26	USD	1,933	1,904,005
Akamai Technologies, Inc.:
0.25%, 5/15/33(1)	USD	3,520	3,564,000
1.125%, 2/15/29	USD	2,365	2,239,655
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	USD	2,540	2,546,350
Alphatec Holdings, Inc., 0.75%, 3/15/30(1)	USD	870	1,245,520
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	2,170	1,971,228
Avnet, Inc., 1.75%, 9/1/30(1)	USD	1,860	1,837,680
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	190	608,523
Bentley Systems, Inc., 0.125%, 1/15/26	USD	1,195	1,187,830
Bill Holdings, Inc., 0.00%, 4/1/30(1)	USD	2,330	2,069,040
BlackLine, Inc.:
0.00%, 3/15/26	USD	2,455	2,415,106
1.00%, 6/1/29	USD	1,860	2,002,011
Block, Inc., 0.25%, 11/1/27	USD	1,320	1,214,287
Bridgebio Pharma, Inc., 1.75%, 3/1/31(1)	USD	660	1,000,313
CenterPoint Energy, Inc.:
3.00%, 8/1/28(1)	USD	2,260	2,294,239
4.25%, 8/15/26	USD	1,175	1,295,438
Cloudflare, Inc.:
0.00%, 8/15/26	USD	2,160	3,015,235
0.00%, 6/15/30(1)	USD	2,350	2,945,564
CMS Energy Corp., 3.375%, 5/1/28	USD	1,800	1,984,500
Coinbase Global, Inc., 0.00%, 10/1/32(1)	USD	3,940	4,400,980
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,265	1,209,087
Cytokinetics, Inc., 3.50%, 7/1/27	USD	1,205	1,708,690
Datadog, Inc., 0.00%, 12/1/29(1)	USD	2,604	2,768,052
Dayforce, Inc., 0.25%, 3/15/26	USD	1,205	1,183,611
Dexcom, Inc., 0.375%, 5/15/28	USD	1,285	1,166,459
Digital Realty Trust LP, 1.875%, 11/15/29(1)	USD	2,300	2,431,560
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(1)	USD	1,180	1,481,490
Security	Principal Amount (000's omitted)		Value
United States (continued)
DoorDash, Inc., 0.00%, 5/15/30(1)	USD	2,330	$ 2,578,145
Duke Energy Corp., 4.125%, 4/15/26	USD	2,380	2,565,045
Enovis Corp., 3.875%, 10/15/28	USD	2,250	2,246,062
Envista Holdings Corp., 1.75%, 8/15/28	USD	2,010	1,912,012
Etsy, Inc., 0.25%, 6/15/28	USD	2,740	2,448,875
Euronet Worldwide, Inc., 0.625%, 10/1/30(1)	USD	1,730	1,574,300
Evergy, Inc., 4.50%, 12/15/27	USD	1,395	1,775,661
Evolent Health, Inc., 3.50%, 12/1/29	USD	1,455	1,152,360
Exact Sciences Corp.:
0.375%, 3/1/28	USD	2,545	2,434,292
2.00%, 3/1/30(1)	USD	910	1,024,023
Expedia Group, Inc., 0.00%, 2/15/26	USD	2,010	2,039,145
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	1,755	1,755,878
Five9, Inc., 1.00%, 3/15/29	USD	1,335	1,198,163
Ford Motor Co., 0.00%, 3/15/26	USD	1,269	1,331,181
Galaxy Digital Holdings LP, 0.50%, 5/1/31(1)	USD	2,100	2,074,275
Global Payments, Inc., 1.50%, 3/1/31	USD	2,750	2,487,375
Haemonetics Corp., 2.50%, 6/1/29	USD	1,810	1,702,667
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	2,075	2,726,550
Integer Holdings Corp., 1.875%, 3/15/30(1)	USD	1,145	997,868
InterDigital, Inc., 3.50%, 6/1/27	USD	225	1,055,250
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	USD	2,350	3,585,277
Itron, Inc., 0.00%, 3/15/26	USD	1,350	1,330,425
Jazz Investments I Ltd.:
2.00%, 6/15/26	USD	1,715	1,844,911
3.125%, 9/15/30	USD	1,660	2,031,010
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	1,680	1,867,740
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	1,925	1,908,638
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,605	2,057,610
Live Nation Entertainment, Inc.:
2.875%, 1/15/30(1)	USD	2,310	2,458,995
2.875%, 10/15/31(1)	USD	850	846,005
Lumentum Holdings, Inc.:
0.375%, 3/15/32(1)	USD	1,130	1,500,075
0.50%, 6/15/28	USD	2,485	4,069,187
MARA Holdings, Inc., 0.00%, 6/1/31(1)	USD	1,580	1,519,170
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	2,100	1,998,150
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	1,350	1,225,125
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	1,535	1,852,745
Meritage Homes Corp., 1.75%, 5/15/28	USD	1,430	1,431,554
Microchip Technology, Inc., 0.75%, 6/1/30	USD	2,595	2,531,422
MKS, Inc., 1.25%, 6/1/30	USD	2,520	3,030,300
NCL Corp. Ltd., 1.125%, 2/15/27	USD	2,450	2,464,700

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27	USD	1,520	$ 1,906,840
Nutanix, Inc., 0.50%, 12/15/29(1)	USD	2,285	2,523,097
ON Semiconductor Corp., 0.50%, 3/1/29	USD	4,555	4,238,427
Parsons Corp., 2.625%, 3/1/29	USD	2,200	2,515,700
PG&E Corp., 4.25%, 12/1/27	USD	3,385	3,482,826
Post Holdings, Inc., 2.50%, 8/15/27	USD	2,050	2,257,050
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	2,285	2,594,046
Progress Software Corp., 3.50%, 3/1/30	USD	1,630	1,661,378
Rapid7, Inc.:
0.25%, 3/15/27	USD	585	554,317
1.25%, 3/15/29	USD	710	642,479
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	2,495	2,465,372
Rubrik, Inc., 0.00%, 6/15/30(1)	USD	1,765	1,714,698
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	2,745	2,703,825
Snowflake, Inc., 0.00%, 10/1/29	USD	1,175	2,170,812
Southern Co., 3.25%, 6/15/28(1)	USD	3,140	3,202,800
Spotify USA, Inc., 0.00%, 3/15/26	USD	2,375	3,068,500
Strategy, Inc., 0.00%, 12/1/29(1)	USD	6,805	5,945,869
Super Micro Computer, Inc., 0.00%, 6/15/30(1)	USD	2,520	2,977,219
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	1,560	1,627,080
Uber Technologies, Inc.:
0.00%, 12/15/25	USD	1,410	1,680,917
0.00%, 5/15/28(1)	USD	1,760	1,860,320
0.875%, 12/1/28	USD	2,500	3,646,250
Ventas Realty LP, 3.75%, 6/1/26	USD	880	1,191,960
Western Digital Corp., 3.00%, 11/15/28	USD	1,370	5,490,275
Workiva, Inc., 1.25%, 8/15/28	USD	2,520	2,502,990
XPLR Infrastructure LP, 2.50%, 6/15/26(1)	USD	3,120	3,065,400
Ziff Davis, Inc., 1.75%, 11/1/26	USD	1,130	1,096,100
Zscaler, Inc., 0.00%, 7/15/28(1)	USD	1,760	1,819,840
			$ 203,692,526
Total Convertible Bonds (identified cost $228,812,953)			$ 247,758,112

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	3,000	$ 3,783,000
Wells Fargo & Co., Series L, Class A, 7.50%	3,100	3,835,475
Total Convertible Preferred Stocks (identified cost $7,401,269)		$ 7,618,475

Exchange-Traded Funds — 0.6%
Security	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	1,393,600	$ 52,371,488
ProShares Short VIX Short-Term Futures ETF	122,200	6,070,896
Total Exchange-Traded Funds (identified cost $58,025,182)		$ 58,442,384

Foreign Corporate Bonds — 7.6%
Security	Principal Amount (000's omitted)		Value
Angola — 0.2%
Azule Energy Finance PLC:
8.125%, 1/23/30(1)	USD	8,402	$ 8,452,070
8.125%, 1/23/30(11)	USD	8,638	8,689,476
			$ 17,141,546
Argentina — 0.2%
Banco Macro SA:
8.00%, 6/23/29(11)	USD	963	$ 972,919
8.00%, 6/23/29(1)	USD	5,936	5,997,141
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75% to 7/28/29, 7/28/31(1)(5)	USD	7,420	6,928,425
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(11)	USD	230	131,195
11.00%, 11/1/31(1)	USD	3,775	2,153,040
YPF SA, 8.25%, 1/17/34(1)	USD	6,205	6,261,649
			$ 22,444,369
Brazil — 1.3%
Adecoagro SA, 7.50%, 7/29/32(1)	USD	4,559	$ 4,313,042
Braskem Netherlands Finance BV:
4.50%, 1/10/28(11)	USD	2,164	975,098
4.50%, 1/31/30(11)	USD	13,287	5,355,857
8.50% to 12/1/25, 1/23/81(11)(13)	USD	9,310	2,609,034
Constellation Oil Services Holding SA:
9.375%, 11/7/29(11)	USD	1,162	1,196,860
9.375%, 11/7/29(1)	USD	5,843	6,018,290
Embraer Netherlands Finance BV, 5.40%, 1/9/38	USD	1,186	1,188,965
Gol Finance, Inc.:
14.375%, 6/6/30(11)	USD	1,244	1,263,966
14.375%, 6/6/30(1)	USD	10,239	10,403,336
Guara Norte SARL, 5.198%, 6/15/34(11)	USD	7,031	6,932,738
MV24 Capital BV, 6.748%, 6/1/34(11)	USD	10,354	10,264,730

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Oceanica Lux:
13.00%, 10/2/29(11)	USD	4,394	$ 4,359,634
13.00%, 10/2/29(1)	USD	9,870	9,792,805
OHI Group SA:
13.00%, 7/22/29(11)	USD	5,669	5,858,550
13.00%, 7/22/29(1)	USD	10,441	10,790,257
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(14)	USD	3,657	1,828,287
Raizen Fuels Finance SA:
6.25%, 7/8/32(11)	USD	6,674	5,681,242
6.25%, 7/8/32(1)	USD	7,597	6,466,946
6.45%, 3/5/34(11)	USD	448	381,640
6.70%, 2/25/37(11)	USD	957	800,057
Samarco Mineracao SA, 9.00% PIK to 12/30/25, 6/30/31(11)	USD	18,889	18,900,777
Unigel Luxembourg SA, 13.50%, (13.50% cash or 15.00% PIK), 12/31/27(11)(14)	USD	310	227,786
Vale SA, Series A6, 0.00%(15)(16)	BRL	50,226	3,916,389
Yinson Boronia Production BV:
8.947%, 7/31/42(11)	USD	1,924	2,103,219
8.947%, 7/31/42(1)	USD	2,718	2,970,890
			$ 124,600,395
Cameroon — 0.1%
Golar LNG Ltd., 7.75%, 9/19/29(1)(11)	USD	8,200	$ 8,280,742
			$ 8,280,742
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	1,218	$ 1,229,335
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	3,125	3,250,000
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	USD	1,665	1,562,718
			$ 6,042,053
China — 0.2%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(11)	USD	9,952	$ 9,860,655
Kaisa Group Holdings Ltd.:
6.25%, (5.25% cash or 6.25% PIK), 12/28/28(1)(14)	USD	43	916
6.50%, (5.50% cash or 6.50% PIK), 12/28/29(1)(14)	USD	71	1,528
6.75%, (5.75% cash or 6.75% PIK), 12/28/30(1)(14)	USD	85	1,591
7.00%, (6.00% cash or 7.00% PIK), 12/28/31(1)(14)	USD	128	2,341
7.25%, (6.25% cash or 7.25% PIK), 12/28/32(1)(14)	USD	120	1,612
Security	Principal Amount (000's omitted)		Value
China (continued)
Kaisa Group Holdings Ltd.: (continued)
7.721%, (6.72% cash or 7.721% PIK), 12/28/27(1)(14)	USD	28	$ 781
KWG Group Holdings Ltd., 7.875%, 8/30/24(12)	USD	519	32,502
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(11)	USD	1,943	1,815,663
3.95%, 9/16/29(11)	USD	4,343	3,648,995
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(1)(14)	USD	471	15,321
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(1)(14)	USD	707	20,596
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(1)(14)	USD	707	17,060
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(1)(14)	USD	2,575	96,581
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(11)(12)(14)	USD	219	34,108
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(11)(12)(14)	USD	220	33,788
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(11)(12)(14)	USD	440	68,261
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(11)(12)(14)	USD	662	102,639
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(11)(12)(14)	USD	664	102,887
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(11)(12)(14)	USD	313	48,398
Times China Holdings Ltd.:
5.55%, 6/4/24(11)(12)	USD	2,221	83,287
6.75%, 7/16/23(11)(12)	USD	1,041	37,091
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(11)	USD	200	197,418
			$ 16,224,019
Colombia — 0.3%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	6,999	$ 6,862,019
Banco Davivienda SA:
6.65% to 4/22/31(11)(13)(15)	USD	2,701	2,471,956
8.125% to 7/2/30, 7/2/35(11)(13)	USD	920	951,245
8.125% to 7/2/30, 7/2/35(1)(13)	USD	6,519	6,740,399
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(11)(13)	USD	6,504	7,365,780
Canacol Energy Ltd., 5.75%, 11/24/28(11)	USD	4,938	1,043,153
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(11)	USD	7,564	7,046,771
			$ 32,481,323

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
France — 0.0%†
Atos SE:
5.00% to 12/18/25, 12/18/30(5)(11)	EUR	3,000	$ 3,388,667
9.00% to 12/18/25, 12/18/29(5)(11)	EUR	396	522,317
			$ 3,910,984
Georgia — 0.2%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(13)(15)	USD	200	$ 207,005
9.50% to 7/16/29(11)(13)(15)	USD	9,577	9,912,436
TBC Bank Group PLC, 22.00%, 6/5/28(1)	UZS	16,650,000	1,390,379
TBC Bank JSC:
8.894% to 11/6/26(11)(13)(15)	USD	3,481	3,469,585
10.25% to 7/30/29(11)(13)(15)	USD	6,004	6,286,346
			$ 21,265,751
Ghana — 0.1%
Kosmos Energy Ltd.:
7.125%, 4/4/26(11)	USD	397	$ 395,155
8.75%, 10/1/31(11)	USD	11,460	7,712,411
Tullow Oil PLC, 10.25%, 5/15/26(11)	USD	4,788	4,057,830
			$ 12,165,396
Greece — 0.1%
Alpha Bank SA, 7.50% to 6/10/30(11)(13)(15)	EUR	3,995	$ 5,049,766
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(11)	EUR	3,000	3,495,949
			$ 8,545,715
Guyana — 0.0%†
Secure International Finance Co., Inc., 10.00%, 6/3/29(1)	USD	1,324	$ 1,330,147
			$ 1,330,147
Hong Kong — 0.1%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(11)(13)(15)	USD	8,420	$ 8,324,971
Li & Fung Ltd., 8.375%, 2/5/29(11)	USD	1,600	1,663,556
			$ 9,988,527
Hungary — 0.2%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(11)(13)	EUR	5,269	$ 6,218,655
6.875% to 5/8/30, 11/8/35(11)(13)	EUR	2,366	2,917,838
OTP Bank Nyrt, 7.30% to 1/30/30, 7/30/35(11)(13)	USD	5,614	5,979,454
			$ 15,115,947
Security	Principal Amount (000's omitted)		Value
Iceland — 0.0%
Wow Air Hf.:
0.00%(12)(15)(17)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(12)(15)(17)	EUR	900	0
			$ 0
India — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	USD	1,128	$ 1,146,608
Piramal Finance Ltd., 7.80%, 1/29/28(11)	USD	6,393	6,558,867
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	730,000	8,901,236
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	1,834	1,862,778
10.25%, 6/3/28(1)	USD	3,715	3,843,375
11.25%, 12/3/31(1)	USD	2,482	2,632,370
			$ 24,945,234
Indonesia — 0.0%†
Nickel Industries Ltd., 9.00%, 9/30/30(1)	USD	1,010	$ 1,046,830
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(11)	USD	1,520	1,490,730
			$ 2,537,560
Ireland — 0.0%†
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	USD	2,000	$ 2,108,674
			$ 2,108,674
Jamaica — 0.2%
Digicel International Finance Ltd./Difl U.S. LLC:
8.625%, 8/1/32(11)	USD	737	$ 734,373
8.625%, 8/1/32(1)	USD	6,060	6,038,399
NCB Financial Group Ltd., 11.00%, 7/31/30(1)	USD	7,070	7,025,813
			$ 13,798,585
Kazakhstan — 0.2%
ForteBank JSC:
7.75%, 2/4/30(11)	USD	2,123	$ 2,162,493
7.75%, 2/4/30(1)	USD	9,679	9,859,056
9.75% to 11/3/30(3)(11)(15)	USD	5,260	5,233,700
			$ 17,255,249
Luxembourg — 0.2%
Alexandrite Lake Lux Holdings SARL:
6.75%, 7/30/30(1)	EUR	1,000	$ 1,182,305
6.75%, 7/30/30(11)	EUR	4,000	4,729,220
Ardagh Group SA, 9.50%, 12/1/30	USD	270	288,225

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Luxembourg (continued)
FORESEA Holding SA, 7.50%, 6/15/30(11)	USD	10,983	$ 10,768,192
LHMC Finco 2 SARL:
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(14)	EUR	1,510	1,818,424
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(11)(14)	EUR	1,720	2,071,317
			$ 20,857,683
Mexico — 0.6%
Alpha Holding SA de CV:
9.00%, 2/10/25(11)(12)	USD	2,654	$ 19,903
10.00%, 12/19/22(11)(12)	USD	1,440	10,799
Banco Mercantil del Norte SA:
5.875% to 1/24/27(11)(13)(15)	USD	736	730,480
7.625% to 1/10/28(11)(13)(15)	USD	922	952,865
8.375% to 5/20/31(11)(13)(15)	USD	1,071	1,121,458
8.375% to 10/14/30(11)(13)(15)	USD	2,291	2,457,377
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(13)(15)	USD	2,002	2,096,320
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/17/28, 1/18/33(11)(13)	USD	5,354	5,301,210
8.45% to 6/29/33, 6/29/38(1)(13)	USD	1,771	1,960,665
8.45% to 6/29/33, 6/29/38(11)(13)	USD	7,486	8,287,713
Braskem Idesa SAPI, 6.99%, 2/20/32(11)	USD	4,800	3,080,072
Controladora Mabe SA de CV, 5.60%, 10/23/28(11)	USD	2,287	2,045,298
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(11)	USD	6,229	2,242,332
11.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(1)	USD	1,693	609,480
Financiera Independencia SAB de CV SOFOM ENR, 10.00% to 3/1/26, 3/1/28(5)(11)	USD	1,121	1,123,803
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(11)	USD	2,656	2,670,095
8.625%, 11/15/31(1)	USD	9,129	9,177,447
Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,480	4,542,828
Total Play Telecomunicaciones SA de CV, 11.125%, 12/31/32(1)	USD	5,060	4,877,840
			$ 53,307,985
Mongolia — 0.1%
Golomt Bank, 11.00%, 5/20/27(11)	USD	2,272	$ 2,353,995
Mongolian Mining Corp., 8.44%, 4/3/30(11)	USD	3,327	3,401,980
State Bank LLC, 8.90%, 9/25/28(11)	USD	6,640	6,639,548
			$ 12,395,523
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(11)	USD	6,696	$ 6,670,280
			$ 6,670,280
Pakistan — 0.1%
Veon Midco BV, 3.375%, 11/25/27(11)	USD	9,789	$ 9,197,573
			$ 9,197,573
Panama — 0.0%†
Banco Latinoamericano de Comercio Exterior SA, 7.50% to 9/17/32(1)(13)(15)	USD	2,429	$ 2,484,321
			$ 2,484,321
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	907	$ 613,132
7.70%, 7/21/28(11)	USD	914	617,864
			$ 1,230,996
Peru — 0.4%
Auna SA:
10.00%, 12/18/29(11)	USD	3,516	$ 3,737,838
10.00%, 12/18/29(1)	USD	5,370	5,708,830
Banco de Credito del Peru SA, 5.65% to 10/15/31, 1/15/37(1)(13)	USD	7,308	7,355,794
Camposol SA:
6.00%, 2/3/27(1)	USD	562	551,987
6.00%, 2/3/27(11)	USD	4,904	4,816,627
Integratel Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	494,579
Peru LNG SRL, 5.375%, 3/22/30(11)	USD	4,140	4,000,714
Petroleos del Peru SA, 5.625%, 6/19/47(11)	USD	12,095	8,721,160
			$ 35,387,529
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(11)(12)(13)(15)(17)	USD	1,226	$ 0
			$ 0
Saudi Arabia — 0.2%
Riyad Sukuk Ltd., 6.209% to 7/14/30, 7/14/35(11)(13)	USD	6,060	$ 6,191,613
Saudi Awwal Bank, 5.947% to 9/4/30, 9/4/35(11)(13)	USD	6,170	6,247,497
SNB Funding Ltd., 6.00% to 6/24/30, 6/24/35(11)(13)	USD	6,040	6,217,451
			$ 18,656,561

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Singapore — 0.0%†
Puma International Financing SA, 7.75%, 4/25/29(11)	USD	2,898	$ 3,001,564
			$ 3,001,564
Switzerland — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	USD	2,000	$ 1,933,363
9.50%, 6/1/28(1)	USD	3,000	3,121,993
			$ 5,055,356
Togo — 0.1%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(1)	USD	2,475	$ 2,695,362
10.125%, 10/15/29(11)	USD	4,216	4,591,371
			$ 7,286,733
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	3,638	$ 3,699,309
Limak Yenilenebilir Enerji AS:
9.625%, 8/12/30(11)	USD	2,024	2,002,538
9.625%, 8/12/30(1)	USD	6,420	6,351,924
WE Soda Investments Holding PLC, 9.50%, 10/6/28(11)	USD	3,183	3,196,981
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(11)	USD	5,062	4,552,072
			$ 19,802,824
Ukraine — 0.1%
Kernel Holding SA, 6.75%, 10/27/27(11)	USD	9,640	$ 8,996,766
MHP Lux SA, 6.25%, 9/19/29(11)	USD	1,206	973,635
			$ 9,970,401
United Arab Emirates — 0.1%
Ittihad International Ltd., 9.75%, 11/9/28(11)	USD	5,647	$ 5,926,128
			$ 5,926,128
United Kingdom — 0.0%†
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.375%, 1/15/29(1)	USD	1,000	$ 963,505
8.75%, 1/15/32(1)	USD	1,000	950,009
			$ 1,913,514
Security	Principal Amount (000's omitted)		Value
United States — 1.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(15)	USD	16,000	$ 15,692,728
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	USD	5,000	5,155,855
Avianca Midco 2 PLC:
9.00%, 12/1/28(11)	USD	2,160	2,160,000
9.00%, 12/1/28(1)	USD	8,897	8,897,431
9.625%, 2/14/30(1)	USD	2,515	2,497,659
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(14)	USD	5,000	5,380,830
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	USD	2,500	2,522,380
Champions Financing, Inc., 8.75%, 2/15/29(1)	USD	127	123,240
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	USD	5,000	5,014,525
EchoStar Corp., 10.75%, 11/30/29	USD	3,074	3,386,332
Hightower Holding LLC, 9.125%, 1/31/30(1)	USD	2,000	2,153,702
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	USD	1,515	1,587,284
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	USD	2,000	2,044,854
8.375%, 10/1/33(1)	USD	2,000	2,049,458
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)	USD	1,021	919,857
4.50%, 4/1/30(1)	USD	998	927,187
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	USD	3,000	3,116,275
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	USD	2,000	2,048,708
8.375%, 2/15/32(1)	USD	1,000	1,023,387
Olympus Water U.S. Holding Corp., 6.125%, 2/15/33(1)	EUR	4,000	4,577,908
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)	USD	1,500	1,499,925
10.00%, 9/15/33(1)	USD	1,500	1,510,096
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	USD	1,000	1,020,275
Sunoco LP, 7.875% to 9/18/30(1)(13)(15)	USD	5,000	5,081,325
Transocean International Ltd., 8.25%, 5/15/29(1)	USD	3,000	3,020,097
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	USD	5,000	4,417,186
Voyager Parent LLC, 9.25%, 7/1/32(1)	USD	5,000	5,245,540
Warnermedia Holdings, Inc.:
5.05%, 3/15/42	USD	2,523	2,028,013
5.141%, 3/15/52	USD	500	381,250
WBI Operating LLC:
6.25%, 10/15/30(1)	USD	2,000	1,999,490
6.50%, 10/15/33(1)	USD	2,000	2,001,270

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Windstream Services LLC, 7.50%, 10/15/33(1)	USD	4,998	$ 4,997,125
			$ 104,481,192
Uzbekistan — 0.2%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(11)	UZS	19,980,000	$ 1,652,042
20.50%, 4/25/27(11)	UZS	51,340,000	4,435,414
JSCB Agrobank, 20.75%, 9/15/28	UZS	13,770,000	1,146,399
Uzbek Industrial & Construction Bank ATB:
8.95%, 7/24/29(11)	USD	7,951	8,602,368
9.45% to 10/23/30(11)(13)(15)	USD	6,970	7,083,602
			$ 22,919,825
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(11)(12)	USD	5,670	$ 1,267,178
5.50%, 4/12/37(11)(12)	USD	817	182,689
6.00%, 10/28/22(11)(12)	USD	2,115	417,777
6.00%, 5/16/24(11)(12)	USD	12,249	2,737,556
6.00%, 11/15/26(11)(12)	USD	57,369	12,821,964
9.00%, 11/17/21(11)(12)	USD	344	78,088
9.75%, 5/17/35(11)(12)	USD	1,954	475,848
12.75%, 2/17/22(11)(12)	USD	928	246,715
			$ 18,227,815
Total Foreign Corporate Bonds (identified cost $716,287,402)			$ 718,956,019

Government National Mortgage Association Participation Agreements — 1.8%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.734%, 1/1/59(18)	$169,467	$ 170,351,354
Total Government National Mortgage Association Participation Agreements (identified cost $169,466,569)		$ 170,351,354

Insurance Linked Securities — 2.1%
Security	Shares	Value
Reinsurance Side Cars — 1.0%
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(1)(17)(19)(20)	79,810	$ 108,438
Series 2022B, 0.00%, 3/20/26(1)(17)(19)(20)	27,451	76,174
Series 2023A, 0.00%, 3/19/27(1)(17)(19)(20)	257,143	620,229
Series 2023B, 0.00%, 3/19/27(1)(17)(19)(20)	31,162	413,809
Series 2024A, 0.00%, 3/17/28(1)(17)(19)(20)	81,053	451,876
Series 2024B, 0.00%, 3/17/28(1)(17)(19)(20)	64,938	1,868,079
Series 2025A, 0.00%, 3/19/30(1)(17)(19)(20)	37,500,000	39,873,750
Mt. Logan Re Ltd.:
Series 13, Preference Shares(17)(20)(21)	10,000	32,576,767
Series 17, Preference Shares(10)(17)(20)(21)	860	2,764,799
Series 19, Preference Shares(10)(17)(20)(21)	7,464	14,622,823
		$ 93,376,744
Segregated Account/Funds — 1.1%
1863 Fund Ltd. - Core Nat Cat Fund(10)(17)(20)	50,540,977	$ 63,585,603
PartnerRe ILS Fund SAC Ltd.(10)(17)(20)(21)	34,000,000	44,461,800
		$ 108,047,403
Total Insurance Linked Securities (identified cost $141,472,375)		$ 201,424,147

Loan Participation Notes — 0.0%†
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%†
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(11)(17)(22)	UZS	1,841,900	$ 153,735
Total Loan Participation Notes (identified cost $156,517)			$ 153,735

Preferred Stocks — 0.2%
Security	Principal Amount/ Shares	Value
United States — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(14)(21)	$8,224,000	$ 8,405,397
Boeing Co., 6.00%	37,000	2,394,640

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount/ Shares	Value
United States (continued)
Hewlett Packard Enterprise Co., 7.625%	36,000	$ 2,432,880
PG&E Corp., Series A, 6.00%	28,000	1,150,800
Total Preferred Stocks (identified cost $13,340,286)		$ 14,383,717

Rights — 0.0%†
Security	Shares	Value
United States — 0.0%†
Nuveen Global High Income Fund, Exp. 11/20/25(10)	83,400	$ 1,001
		$ 1,001
Vietnam — 0.0%†
Nam Long Investment Corp., Exp. 11/20/25(10)	905,200	$ 131,531
		$ 131,531
Total Rights (identified cost $0)		$ 132,532

Senior Floating-Rate Loans — 1.0%(23)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.1%
Telecom Argentina SA, Term Loan, 9.204%, (3 mo. USD Term SOFR + 5.00%), 2/23/29	$2,925	$ 2,979,548
VMOS SA:
Term Loan, 9.282% - 9.705%, (3 mo. USD Term SOFR + 5.50%, 6 mo. USD Term SOFR + 5.50%), 7/8/30	3,637	3,611,809
Term Loan, 7/8/30(24)	7,553	7,501,450
		$ 14,092,807
Brazil — 0.0%†
Clealco Acucar E Alcool SA, Term Loan, 15.838%, (3 mo. USD Term SOFR + 12.00%), 12/31/25	$1,066	$ 1,066,101
		$ 1,066,101
Jamaica — 0.0%†
Digicel International Finance Ltd., Term Loan, 9.492%, (3 mo. USD Term SOFR + 5.25%), 8/6/32	$3,400	$ 3,355,800
		$ 3,355,800
Borrower/Description	Principal Amount (000's omitted)	Value
Paraguay — 0.0%†
Frigorifico Concepcion SA, Term Loan, 9.631%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$3,872	$ 3,934,418
		$ 3,934,418
Puerto Rico — 0.1%
Coral-US Co-Borrower LLC, Term Loan, 7.155%, (3 mo. USD Term SOFR + 3.25%), 1/31/32	$5,502	$ 5,341,637
		$ 5,341,637
Suriname — 0.6%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(24)	$52,400	$ 52,400,000
		$ 52,400,000
Tanzania — 0.1%
HTA Group Ltd.:
Term Loan, 8.731%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	$690	$ 686,550
Term Loan, 8.731%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	4,250	4,228,750
PIH Communication LLC, Term Loan, 7.503%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	6,118	6,118,045
		$ 11,033,345
United States — 0.1%
Crash Champions LLC, Term Loan, 2/23/29(25)	$116	$ 107,610
LBM Acquisition LLC, Term Loan, 6/6/31(25)	3,038	2,942,100
Park River Holdings, Inc., Term Loan, 3/15/31(25)	4,000	4,020,000
Specialty Building Products Holdings LLC, Term Loan, 10/15/28(25)	143	137,508
		$ 7,207,218
Uzbekistan — 0.0%†
Navoi Mining & Metallurgical Co., Term Loan, 8.63%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$124	$ 123,140
		$ 123,140
Total Senior Floating-Rate Loans (identified cost $98,392,051)		$ 98,554,466

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Sovereign Government Bonds — 12.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 2.8%
Brazil Letras do Tesouro Nacional, 0.00%, 4/1/26	BRL	1,527,300	$ 268,416,053
			$ 268,416,053
Colombia — 0.6%
Colombia TES, 6.00%, 4/28/28	COP	232,479,300	$ 54,824,346
			$ 54,824,346
Iceland — 0.1%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,145,294	$ 7,379,729
6.50%, 1/24/31	ISK	45,514	357,658
7.00%, 9/17/35	ISK	384,686	3,148,788
			$ 10,886,175
Indonesia — 0.5%
Indonesia Treasury Bonds:
6.75%, 7/15/35	IDR	593,844,000	$ 37,511,444
6.75%, 7/15/35	IDR	145,728,000	9,205,225
			$ 46,716,669
Mexico — 2.1%
Mexican Bonos, 7.75%, 11/23/34	MXN	3,925,110	$ 199,301,516
			$ 199,301,516
New Zealand — 0.8%
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(26)	NZD	125,181	$ 75,812,365
			$ 75,812,365
Peru — 2.2%
Peru Government Bonds:
5.40%, 8/12/34	PEN	274,698	$ 79,342,909
6.714%, 2/12/55	PEN	5,641	1,719,906
6.85%, 8/12/35(1)(11)	PEN	215,693	67,669,480
6.90%, 8/12/37	PEN	192,624	59,647,216
			$ 208,379,511
Security	Principal Amount (000's omitted)		Value
Romania — 0.1%
Romania Government International Bonds, 5.75%, 3/24/35(11)	USD	5,186	$ 5,084,908
			$ 5,084,908
Serbia — 0.3%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 32,131,665
			$ 32,131,665
South Africa — 2.2%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	413,920	$ 22,526,166
8.875%, 2/28/35	ZAR	2,989,040	172,798,153
10.875%, 3/31/38	ZAR	230,000	14,599,110
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	2,000	2,063,386
			$ 211,986,815
Suriname — 0.2%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	9,547	$ 9,547,426
9.00%, Oil-Linked, 12/31/50(1)	USD	3,652	4,345,880
			$ 13,893,306
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(11)	USD	3,141	$ 3,365,508
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(11)	UZS	6,450,000	555,329
			$ 3,920,837
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(11)(12)	USD	531	$ 121,538
7.00%, 3/31/38(11)(12)	USD	183	50,618
7.65%, 4/21/25(11)(12)	USD	32	8,291
7.75%, 10/13/19(11)(12)	USD	1,204	287,972
8.25%, 10/13/24(11)(12)	USD	4,000	1,036,374
9.25%, 9/15/27(12)	USD	22,668	7,001,012
9.25%, 5/7/28(11)(12)	USD	11,120	3,186,877
11.75%, 10/21/26(11)(12)	USD	586	175,920
11.95%, 8/5/31(11)(12)	USD	3,727	1,096,081

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
12.75%, 8/23/22(11)(12)	USD	551	$ 161,990
			$ 13,126,673
Total Sovereign Government Bonds (identified cost $1,065,054,826)			$1,144,480,839

U.S. Department of Agriculture Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	$264	$ 264,125
6.75%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	7,118	7,119,131
Total U.S. Department of Agriculture Loans (identified cost $7,381,853)		$ 7,383,256

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7)
Series 2021-SB91, Class X1, 0.56%, 8/25/41(4)	$21,672	$ 564,731
Series 2021-SB92, Class X1, 0.557%, 8/25/41(4)	21,195	573,542
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.676%, 4/16/63(4)	25,678	1,320,718
Series 2021-132, Class IO, 0.72%, 4/16/63(4)	62,430	3,360,670
Series 2021-144, Class IO, 0.823%, 4/16/63(4)	24,349	1,499,502
Series 2021-186, Class IO, 0.763%, 5/16/63(4)	45,618	2,471,625
Series 2022-3, Class IO, 0.64%, 2/16/61(4)	65,077	3,153,697
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $15,641,501)		$ 12,944,485

U.S. Government Agency Mortgage-Backed Securities — 30.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.417%, (COF + 1.254%), with maturity at 2035(27)	$14	$ 13,404
4.671%, (COF + 1.251%), with maturity at 2030(27)	24	23,768
6.00%, with various maturities to 2055	9,365	9,611,813
6.50%, with maturity at 2053	5,518	5,741,785
7.00%, with various maturities to 2053	1,242	1,312,831
Federal National Mortgage Association:
4.21%, (COF + 1.254%), with maturity at 2035(27)	4	3,720
5.118%, (COF + 1.791%), with maturity at 2035(27)	196	192,494
5.50%, with maturity at 2054	1,161	1,180,183
6.00%, with various maturities to 2053	12,642	12,996,956
6.50%, with various maturities to 2055	66,510	69,166,811
8.50%, with maturity at 2032	48	50,320
Government National Mortgage Association:
5.00%, with maturity at 2052	15,110	15,197,764
5.50%, with various maturities to 2063	48,772	49,578,268
5.50%, with maturity at 2053(9)	9,750	9,898,441
6.00%, with various maturities to 2064	133,829	138,170,800
6.00%, with various maturities to 2054(9)	32,449	33,521,349
6.50%, with various maturities to 2065	109,500	114,326,409
6.50%, with maturity at 2053(9)	9,785	10,172,568
7.00%, with various maturities to 2064	23,792	24,646,020
7.50%, with various maturities to 2054	4,135	4,242,613
8.00%, with various maturities to 2054	1,677	1,721,017
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(28)	908,740	805,299,852
5.00%, 30-Year, TBA(28)	500,000	497,617,175
5.50%, 30-Year, TBA(28)	1,045,600	1,056,627,785
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $2,847,683,996)		$2,861,314,146

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(29)(30) Series 2018-1, Class A, 2.515%, 3/25/44(1)(4)	$111,588	$ 6,027,719
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,589,843)		$ 6,027,719

Short-Term Investments — 4.9%
Affiliated Fund — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(31)	279,205,233	$ 279,205,233
Total Affiliated Fund (identified cost $279,205,233)		$ 279,205,233

Sovereign Government Securities — 0.2%
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.2%
Nigeria OMO Bills, 0.00%, 2/25/26	NGN	29,800,442	$ 19,509,181
Total Sovereign Government Securities (identified cost $18,590,705)			$ 19,509,181

U.S. Treasury Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/12/25(32)	$10,400	$ 10,390,035
0.00%, 11/13/25(32)	22,000	21,976,423
0.00%, 11/20/25	4,000	3,992,666
0.00%, 12/4/25	30,000	29,900,038
0.00%, 12/18/25(32)	13,500	13,434,808
0.00%, 1/8/26	21,500	21,351,103
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 4/2/26(32)	$61,400	$ 60,450,816
Total U.S. Treasury Obligations (identified cost $161,470,928)		$ 161,495,889
Total Short-Term Investments (identified cost $459,266,866)		$ 460,210,303

Total Purchased Swaptions — 0.0%† (identified cost $1,278,920)	$ 1,383,000
Total Investments — 125.3% (identified cost $11,631,851,500)	$11,863,337,982
Less Unfunded Loan Commitments — (0.6)%	$ (59,953,250)
Net Investments — 124.7% (identified cost $11,571,898,250)	$11,803,384,732
TBA Sale Commitments — (8.6)%
U.S. Government Agency Mortgage-Backed Securities — (8.6)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 3.00%, 30-Year, TBA(28)	$(908,740)	$ (817,075,214)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $823,961,354)		$ (817,075,214)
Total TBA Sale Commitments (proceeds $823,961,354)		$ (817,075,214)

Other Assets, Less Liabilities — (16.1)%	$(1,520,254,224)
Net Assets — 100.0%	$ 9,466,055,294
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $3,019,440,511 or 31.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

(3)	When-issued security.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2025.
(5)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2025.
(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	Non-income producing security.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $495,022,781 or 5.2% of the Portfolio's net assets.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at October 31, 2025.
(17)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(18)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(19)	Quantity held represents principal in USD.
(20)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(21)	Restricted security (see Note 5).
(22)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(23)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(24)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $59,901,450. See Note 1F for description.
(25)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(26)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(27)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2025.
(28)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(29)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(30)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2025 of all interest only securities comprising the trust.
(31)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2025.
(32)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/6/28 to pay 3.64% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	500,000,000	5/4/26	$1,383,000
Total					$1,383,000
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	339,516,200,000	USD	85,499,994	12/17/25	$ 2,060,687
COP	390,877,000,000	USD	100,060,670	12/17/25	745,878
COP	214,495,000,000	USD	54,596,246	12/17/25	721,669
COP	142,361,000,000	USD	36,287,885	12/17/25	426,788
EUR	68,547	USD	79,560	12/17/25	(356)
EUR	104,338	USD	121,101	12/17/25	(542)
EUR	333,904	USD	393,685	12/17/25	(7,872)
EUR	1,084,472	USD	1,278,632	12/17/25	(25,565)
EUR	88,700,000	USD	104,580,511	12/17/25	(2,091,016)
IDR	71,755,240,000	USD	4,310,150	12/17/25	1,287
IDR	111,619,060,900	USD	6,705,861	12/17/25	806
IDR	83,329,087,900	USD	5,007,216	12/17/25	(361)
IDR	113,389,520,000	USD	6,815,503	12/17/25	(2,457)
IDR	126,430,341,200	USD	7,603,872	12/17/25	(7,264)
IDR	63,554,531,586	USD	3,864,437	12/17/25	(45,743)
IDR	57,479,001,000	USD	3,503,117	12/17/25	(49,473)
IDR	86,247,394,000	USD	5,257,064	12/17/25	(74,862)
IDR	114,946,988,000	USD	6,995,875	12/17/25	(89,249)
IDR	114,966,283,000	USD	6,998,319	12/17/25	(90,533)
IDR	114,966,283,000	USD	6,998,361	12/17/25	(90,575)
IDR	143,656,933,000	USD	8,736,662	12/17/25	(104,989)
PEN	57,250,123	USD	16,512,871	12/17/25	470,611
PEN	32,116,619	USD	9,268,866	12/17/25	258,660
PEN	66,627,000	USD	19,661,522	12/17/25	103,648
PEN	8,231,853	USD	2,374,139	12/17/25	67,873
PEN	8,231,853	USD	2,374,208	12/17/25	67,805
PEN	2,800,000	USD	805,500	12/17/25	25,131
PEN	3,551	USD	1,024	12/17/25	29
TWD	1,575,000,000	USD	52,459,781	12/17/25	(1,239,774)
TWD	1,648,030,000	USD	55,007,677	12/17/25	(1,412,688)
USD	81,638,001	COP	321,906,802,632	12/17/25	(1,381,244)
USD	89,275,831	COP	352,064,000,000	12/17/25	(1,520,907)
USD	147,778,696	COP	586,776,000,000	12/17/25	(3,549,889)
USD	26,733,060	EUR	22,673,655	12/17/25	534,509

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	18,964,942	EUR	16,085,123	12/17/25	$ 379,191
USD	7,949,549	EUR	6,742,413	12/17/25	158,946
USD	7,306,592	EUR	6,197,089	12/17/25	146,090
USD	7,245,955	EUR	6,145,659	12/17/25	144,878
USD	3,466,983	EUR	2,940,523	12/17/25	69,320
USD	1,061,133	EUR	900,000	12/17/25	21,217
USD	3,284,747	EUR	2,830,066	12/17/25	14,712
USD	469,799	EUR	398,460	12/17/25	9,393
USD	123,019	EUR	104,338	12/17/25	2,460
USD	49,318,410	IDR	812,463,595,200	12/17/25	501,274
USD	6,881,332	IDR	114,244,564,770	12/17/25	16,911
USD	6,025,780	IDR	100,030,772,714	12/17/25	15,398
USD	3,479,758	IDR	57,804,001,100	12/17/25	6,586
USD	3,641,233	IDR	60,508,183,200	12/17/25	5,579
USD	3,478,711	IDR	57,804,001,100	12/17/25	5,539
USD	3,309,664	IDR	54,998,107,000	12/17/25	5,085
USD	4,829,713	IDR	80,298,799,800	12/17/25	4,933
USD	3,672,926	IDR	61,052,109,400	12/17/25	4,590
USD	3,279,642	IDR	54,507,641,800	12/17/25	4,532
USD	2,784,323	IDR	46,268,896,500	12/17/25	4,241
USD	5,207,496	IDR	86,599,465,800	12/17/25	4,140
USD	2,919,164	IDR	48,525,260,600	12/17/25	3,508
USD	2,262,392	IDR	37,606,604,700	12/17/25	2,787
USD	1,204,940	IDR	20,021,167,000	12/17/25	1,962
USD	5,888,846	IDR	98,002,177,200	12/17/25	354
USD	3,463,395	IDR	57,647,900,300	12/17/25	(397)
USD	4,610,799	IDR	76,799,773,100	12/17/25	(3,740)
USD	4,820,724	IDR	80,298,799,800	12/17/25	(4,055)
USD	8,385,507	INR	742,000,000	12/17/25	46,745
USD	336,502	PEN	1,140,000	12/17/25	(1,684)
USD	285,706	PEN	1,000,000	12/17/25	(10,948)
USD	457,215	PEN	1,596,080	12/17/25	(16,269)
USD	569,120	PEN	2,000,000	12/17/25	(24,189)
USD	568,683	PEN	2,000,000	12/17/25	(24,626)
USD	58,720,603	PEN	198,505,000	12/17/25	(166,712)
USD	5,999,829	PEN	21,000,000	12/17/25	(229,907)
USD	5,695,247	PEN	20,000,000	12/17/25	(237,834)
USD	6,827,515	PEN	23,834,000	12/17/25	(242,938)
USD	11,666,951	PEN	41,000,000	12/17/25	(495,866)
USD	22,780,989	PEN	80,000,000	12/17/25	(951,336)
USD	34,284,735	PEN	120,000,000	12/17/25	(1,313,753)
USD	39,123,649	PEN	136,575,767	12/17/25	(1,392,108)
USD	59,757,555	PEN	210,000,000	12/17/25	(2,539,799)
USD	10,217,783	TWD	312,000,000	12/17/25	71,343

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	10,191,000	TWD	311,600,000	12/17/25	$ 57,568
USD	10,201,079	TWD	312,000,000	12/17/25	54,640
USD	10,192,747	TWD	312,000,000	12/17/25	46,308
USD	8,824,971	TWD	270,000,000	12/17/25	44,399
USD	6,107,951	TWD	187,282,000	12/17/25	17,421
USD	5,429,270	TWD	166,494,000	12/17/25	14,779
USD	5,036,008	TWD	154,404,000	12/17/25	14,691
USD	4,750,603	TWD	145,701,000	12/17/25	12,314
USD	4,425,509	TWD	135,732,000	12/17/25	11,418
USD	4,071,973	TWD	124,920,000	12/17/25	9,495
USD	3,059,582	TWD	93,920,000	12/17/25	5,244
USD	6,107,961	TWD	187,661,000	12/17/25	5,106
USD	6,107,940	TWD	187,697,000	12/17/25	3,914
USD	5,429,273	TWD	166,885,000	12/17/25	2,066
USD	3,311,398	TWD	101,799,000	12/17/25	830
USD	1,721,475	TWD	52,935,000	12/17/25	(5)
					$(12,004,237)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,120,779	IDR	85,143,186,000	Bank of America, N.A.	11/4/25	$ 924	$ —
USD	7,342,772	IDR	122,036,869,000	HSBC Bank USA, N.A.	11/4/25	4,415	—
USD	4,311,178	IDR	71,755,240,000	Standard Chartered Bank	11/4/25	—	(3,629)
EUR	2,130,356	USD	2,455,599	UBS AG	11/7/25	370	—
USD	102,672,565	EUR	88,700,000	Standard Chartered Bank	11/7/25	415,247	—
ISK	2,234,734,000	EUR	15,398,153	Bank of America, N.A.	12/3/25	—	(36,719)
ISK	958,345,278	EUR	6,598,811	Bank of America, N.A.	12/4/25	—	(11,630)
ISK	1,295,809,310	EUR	8,922,463	Bank of America, N.A.	12/5/25	—	(17,359)
AUD	43,200,000	USD	28,370,606	Citibank, N.A.	12/17/25	—	(91,536)
AUD	70,720,000	USD	46,706,741	Citibank, N.A.	12/17/25	—	(412,856)
AUD	43,180,000	USD	28,350,088	UBS AG	12/17/25	—	(84,110)
ISK	13,243,188	EUR	91,591	Citibank, N.A.	12/17/25	—	(844)
ISK	466,780,210	EUR	3,213,633	JPMorgan Chase Bank, N.A.	12/17/25	—	(12,802)
MXN	18,200,492	USD	967,008	Standard Chartered Bank	12/17/25	8,242	—
USD	103,665,137	AUD	157,100,000	State Street Bank and Trust Company	12/17/25	826,204	—
USD	6,467,470	CAD	8,888,742	State Street Bank and Trust Company	12/17/25	115,568	—
USD	39,523	CAD	54,320	State Street Bank and Trust Company	12/17/25	706	—
USD	9,366,713	GBP	6,900,000	Citibank, N.A.	12/17/25	301,689	—
USD	535,449	MXN	10,000,000	BNP Paribas	12/17/25	—	(388)
USD	2,248,888	MXN	42,000,000	BNP Paribas	12/17/25	—	(1,628)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	60,612,875	MXN	1,132,000,000	BNP Paribas	12/17/25	$ —	$ (43,877)
USD	212,481	MXN	4,000,000	Standard Chartered Bank	12/17/25	—	(1,854)
USD	531,309	MXN	10,000,000	Standard Chartered Bank	12/17/25	—	(4,528)
USD	903,045	MXN	17,000,000	Standard Chartered Bank	12/17/25	—	(7,878)
USD	2,125,234	MXN	40,000,000	Standard Chartered Bank	12/17/25	—	(18,114)
USD	24,966,534	MXN	470,000,000	Standard Chartered Bank	12/17/25	—	(217,806)
USD	58,231,411	MXN	1,096,000,000	Standard Chartered Bank	12/17/25	—	(496,328)
USD	33,281,648	MXN	616,428,543	State Street Bank and Trust Company	12/17/25	251,124	—
USD	33,708,035	MXN	627,855,968	UBS AG	12/17/25	65,187	—
USD	1,283,132	MXN	23,900,000	UBS AG	12/17/25	2,481	—
USD	278,171	MXN	5,181,300	UBS AG	12/17/25	538	—
USD	38,087,033	NZD	63,865,787	Standard Chartered Bank	12/17/25	1,472,969	—
USD	35,902,738	NZD	60,200,000	UBS AG	12/17/25	1,390,259	—
USD	4,846,821	SAR	18,220,000	Standard Chartered Bank	12/17/25	—	(5,273)
USD	16,730,715	ZAR	294,800,000	Bank of America, N.A.	12/17/25	—	(222,697)
USD	38,661,848	ZAR	678,000,000	BNP Paribas	12/17/25	—	(328,700)
USD	25,808,111	ZAR	446,208,795	Goldman Sachs International	12/17/25	147,454	—
USD	85,481,807	ZAR	1,496,000,000	Goldman Sachs International	12/17/25	—	(550,435)
USD	39,274,285	ZAR	691,979,322	HSBC Bank USA, N.A.	12/17/25	—	(520,188)
USD	22,281,532	EUR	19,116,745	Deutsche Bank AG	1/30/26	140,626	—
USD	3,880,931	EUR	3,329,698	Deutsche Bank AG	1/30/26	24,494	—
USD	2,670,218	HKD	20,724,001	Barclays Bank PLC	1/30/26	17	—
NGN	7,058,834,000	USD	4,459,150	Citibank, N.A.	2/26/26	329,434	—
USD	4,061,470	NGN	7,058,834,000	Citibank, N.A.	2/26/26	—	(727,114)
NGN	8,122,940,000	USD	4,286,512	Citibank, N.A.	2/27/26	1,222,188	—
USD	21,883,083	NGN	37,923,382,000	Citibank, N.A.	2/27/26	—	(3,835,256)
USD	139,739,869	BRL	780,000,000	Citibank, N.A.	4/1/26	—	(369,989)
USD	134,423,399	BRL	747,300,000	Goldman Sachs International	4/1/26	187,377	—
USD	9,607,391	OMR	3,700,277	Standard Chartered Bank	10/29/26	1,226	—
USD	8,730,834	OMR	3,362,672	Standard Chartered Bank	10/29/26	1,114	—
USD	8,003,264	OMR	3,082,449	Standard Chartered Bank	10/29/26	1,021	—
USD	7,275,695	OMR	2,802,227	Standard Chartered Bank	10/29/26	928	—
						$6,911,802	$(8,023,538)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	68,318,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	$17,723,437	$(129,948)
11/7/25	COP	68,318,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	17,639,321	84,115

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	48,473,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	$12,575,136	$ (76,218)
11/7/25	COP	24,868,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	6,451,395	(4,271)
11/21/25	COP	13,248,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,436,870	(20,157)
11/25/25	COP	39,691,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	10,296,861	(40,147)
12/5/25	COP	13,263,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,426,751	14,011
						$(172,615)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	53	Long	12/31/25	$ 11,036,836	$ (8,254)
U.S. 5-Year Treasury Note	18,856	Long	12/31/25	2,059,281,447	4,225,287
U.S. 10-Year Treasury Note	5,306	Long	12/19/25	597,836,969	4,024,802
U.S. Long Treasury Bond	100	Long	12/19/25	11,731,250	78,902
U.S. Ultra 10-Year Treasury Note	1,543	Long	12/19/25	178,192,391	(255,532)
U.S. Ultra-Long Treasury Bond	158	Long	12/19/25	19,162,438	688,302
Euro-Bobl	(71)	Short	12/8/25	(9,678,180)	(38,511)
U.S. 5-Year Treasury Note	(63)	Short	12/31/25	(6,880,289)	26,928
					$8,741,924
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	$(2,892,406)	$791,380	$(2,101,026)
							$(2,892,406)	$791,380	$(2,101,026)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,897,846
								$2,897,846
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	70,718,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.84% (pays semi-annually)	12/17/30	$ (14,285)	$ —	$ (14,285)
COP	126,735,291	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.34% (pays quarterly)	6/18/28	570,338	(86,065)	484,273
COP	69,875,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	306,662	81,893	388,555
COP	152,374,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	654,652	(63,676)	590,976
COP	162,713,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.80% (pays quarterly)	12/17/30	707,370	—	707,370
ILS	207,360	Pays	3-month ILS TELBOR (pays annually)	3.71% (pays annually)	12/17/30	369,970	—	369,970
KRW	100,000,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	12/17/30	300,172	—	300,172
PLN	162,003	Pays	6-month PLN WIBOR (pays semi-annually)	4.10% (pays annually)	12/17/30	204,765	—	204,765
PLN	107,057	Pays	6-month PLN WIBOR (pays semi-annually)	4.11% (pays annually)	12/17/30	142,435	—	142,435
PLN	399,914	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(143,917)	—	(143,917)
PLN	399,914	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	172,051	—	172,051
PLN	1,716,360	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(1,426,257)	—	(1,426,257)
PLN	1,716,360	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	1,508,798	—	1,508,798
SGD	50,000	Receives	SORA (pays semi-annually)	1.53% (pays semi-annually)	12/17/30	53,415	—	53,415
SGD	18,100	Receives	SORA (pays semi-annually)	1.53% (pays semi-annually)	12/17/30	16,999	—	16,999

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	522,705	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	12/17/30	$ 526	$ —	$ 526
THB	1,682,000	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	12/17/30	(2,093)	—	(2,093)
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	207,084	—	207,084
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	264,538	—	264,538
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	232,269	—	232,269
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	525,784	—	525,784
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	170,600	—	170,600
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	658,880	—	658,880
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	192,704	—	192,704
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	189,079	—	189,079
TWD	2,274,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	9/17/30	199,318	—	199,318
ZAR	852,917	Pays	3-month ZAR JIBAR (pays quarterly)	7.05% (pays quarterly)	12/17/30	276,170	—	276,170
ZAR	310,673	Pays	3-month ZAR JIBAR (pays quarterly)	7.09% (pays quarterly)	12/17/30	129,867	—	129,867
ZAR	1,643,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	4,548,630	—	4,548,630
Total						$11,016,524	$(67,848)	$10,948,676
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(1)	6/20/30	$ 433	$ (1,619)	$ (1,186)
Occidental Petroleum Corp.	36,570	1.00% (pays quarterly)(1)	12/20/30	(92,521)	96,478	3,957
Petroleo Brasileiro S.A.	15,372	1.00% (pays quarterly)(1)	12/20/30	352,721	(380,697)	(27,976)
Turkey	10,725	1.00% (pays quarterly)(1)	12/20/30	669,523	(741,048)	(71,525)
Total				$930,156	$(1,026,886)	$(96,730)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Pan American Energy	Barclays Bank PLC	$ 3,190	1.00% (pays quarterly)(1)	0.96%	12/20/25	$ 3,907	$ 8,485	$ 12,392
Petroleos Mexicanos	Deutsche Bank AG	4,173	4.00% (pays monthly)(1)	1.19	7/6/26	50,130	—	50,130
Petroleos Mexicanos	Deutsche Bank AG	11,000	4.20% (pays monthly)(1)	1.25	7/6/26	142,780	—	142,780
Petroleos Mexicanos	Deutsche Bank AG	2,937	4.20% (pays monthly)(1)	1.25	7/6/26	37,782	—	37,782
Petroleos Mexicanos	Goldman Sachs International	17,676	1.00% (pays quarterly)(1)	1.15	12/20/25	16,980	46,464	63,444
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	25,000	1.00% (pays quarterly)(1)	1.15	12/20/25	24,017	58,735	82,752
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	10,000	1.00% (pays quarterly)(1)	1.15	3/20/26	6,011	79,134	85,145
U.S. Land Banking	Goldman Sachs International	60,000	5.50% (pays monthly)(1)	5.46	10/10/29	279,067	—	279,067
U.S. Single Family Rental	Goldman Sachs International	14,144	7.85% (pays monthly)(1)	7.68	3/15/28	235,128	16,691	251,819
Total		$148,120				$795,802	$209,509	$1,005,311
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $148,120,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	100,000	Return on iBoxx USD Liquid High Yield Index (pays upon termiantion)	SOFR (pays upon termination)	12/22/25	$(278,910)
UBS AG	USD	100,278	Positive return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(a) (pays monthly)	4/7/26	(204,163)
UBS AG	USD	50,179	Positive return on Diversified Volatility Risk Premia Strategy*(b) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(b) (pays monthly)	4/7/26	(102,164)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
UBS AG	USD	50,045	Positive return on Diversified Volatility Risk Premia Strategy*(c) (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy*(c) (pays monthly)	4/7/26	$(320,800)
						$(906,037)
*	Represents a custom swap created by UBS AG. Through the underlying strategies, the UBS Diversified Volatility Risk Premia Strategy (the “Volatility Swap”) is a synthetic investment strategy that provides exposure to a diversified set of short volatility strategies (“Components”). The Volatility Swap aims to generate returns by systematically capturing volatility risk premia across asset classes, including commodities, rates and equities. The strategy is designed to be market-neutral and seeks to deliver diversified sources of return that are not directly correlated with traditional asset classes. The Volatility Swap is rebalanced monthly to maintain targeted risk budgeting weights across its Components.
(a) The Components of the Volatility Swap along with the value of each Component are listed below:
Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$12,762	$61,492	12.7%
EU Short Variance Replication Strategy(2)	9,679	(36,583)	9.7
US Short Variance Replication Strategy(3)	15,903	(3,720,764)	15.9
USD Swaption Triangle L1 Strategy(4)	19,618	399,146	19.6
Gold Short Variance Replication Strategy(5)	12,183	3,307,839	12.1
Brent Volatility Carry with Protection (Put) Strategy(6)	9,451	(31,551)	9.4
WTI Volatility Carry with Protection (Put) Strategy(7)	9,045	95,059	9.0
VIX Volatility Carry with Protection Strategy(8)	11,637	(278,801)	11.6
Total	$100,278	$(204,163)	100.0%
(b) The Components of the Volatility Swap along with the value of each Component are listed below:
Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$6,386	$30,771	12.7%
EU Short Variance Replication Strategy(2)	4,843	(18,306)	9.7
US Short Variance Replication Strategy(3)	7,958	(1,861,889)	15.9
USD Swaption Triangle L1 Strategy(4)	9,817	199,735	19.6
Gold Short Variance Replication Strategy(5)	6,097	1,655,258	12.1
Brent Volatility Carry with Protection (Put) Strategy(6)	4,729	(15,788)	9.4
WTI Volatility Carry with Protection (Put) Strategy(7)	4,526	47,568	9.0
VIX Volatility Carry with Protection Strategy(8)	5,823	(139,513)	11.6
Total	$50,179	$(102,164)	100.0%
(c) The Components of the Volatility Swap along with the value of each Component are listed below:

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Component	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)	Percentage of Notional Amount
AU Short Variance Replication Strategy(1)	$6,346	$25,607	12.7%
EU Short Variance Replication Strategy(2)	4,765	25,909	9.5
US Short Variance Replication Strategy(3)	7,863	(1,809,394)	15.7
USD Swaption Triangle L1 Strategy(4)	10,081	(135,995)	20.2
Gold Short Variance Replication Strategy(5)	6,030	1,667,642	12.0
Brent Volatility Carry with Protection (Put) Strategy(6)	4,697	(16,833)	9.4
WTI Volatility Carry with Protection (Put) Strategy(7)	4,528	12,885	9.0
VIX Volatility Carry with Protection Strategy(8)	5,735	(90,621)	11.5
Total	$50,045	$(320,800)	100.0%
(1)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the Australian equity market. This strategy consists of exchange-traded written put and call options on the S&P/ASX 200 Index, combined with a position in the underlying index.
(2)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the European equity market. This strategy consists of exchange-traded written put and call options on the EURO STOXX 50 Index, combined with a short futures position in the underlying index.
(3)	The strategy seeks to generate positive returns by monetizing the implied vs. realized volatility premia in the U.S. equity market. This strategy consists of exchange-traded written put and call options on the S&P 500 Index, combined with a short futures position in the underlying index.
(4)	The strategy seeks to capture the volatility risk premium in U.S. rates by selling swaption straddles. The strategy consists of swaptions and U.S. interest rate swaps.
(5)	The strategy seeks to capture the implied volatility premium of Gold. The strategy consists of exchange-traded written put and call options on GLD ETF, combined with a position in the GLD ETF.
(6)	The strategy seeks to capture the implied volatility premium of Brent crude oil. The strategy consists of purchased put options and written put and call options on Brent crude oil futures and a long futures position.
(7)	The strategy seeks to capture the implied volatility premium of WTI crude oil. The strategy consists of purchased put options and written put and call options on WTI crude oil futures and a long futures position.
(8)	The strategy seeks to provide exposure to the volatility risk premium on VIX. The strategy consists of written put and call options, as well as purchased call options, on VIX futures, combined with a position in VIX futures.
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 527,967,209 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$670,697
				$670,697
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ABS	– Asset-Backed Securities
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	– Euro Interbank Offered Rate
JIBAR	– Johannesburg Interbank Average Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

SONIA	– Sterling Overnight Interbank Average
SORA	– Singapore Overnight Rate Average
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate

TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
COP	– Colombian Peso
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
KRW	– South Korean Won
MXN	– Mexican Peso

NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $11,292,693,017)	$11,524,179,499
Affiliated investments, at value (identified cost $279,205,233)	279,205,233
Cash	453,972
Deposits for reverse repurchase agreements	240,000
Deposits for forward commitment securities	6,598,000
Deposits for derivatives collateral:
Futures contracts	1,891,565
Centrally cleared derivatives	49,812,014
OTC derivatives	2,430,000
Foreign currency, at value (identified cost $42,016,738)	41,569,009
Interest and dividends receivable	63,964,580
Dividends receivable from affiliated investments	952,971
Receivable for investments sold	1,173,101,720
Receivable for TBA sale commitments	823,961,354
Receivable for variation margin on open centrally cleared derivatives	2,938,481
Receivable for open forward foreign currency exchange contracts	6,911,802
Receivable for open swap contracts	4,573,854
Receivable for open non-deliverable bond forward contracts	98,126
Tax reclaims receivable	2,725
Trustees' deferred compensation plan	134,000
Total assets	$13,983,018,905
Liabilities
Cash collateral due to brokers	$8,098,000
Payable for reverse repurchase agreements, including accrued interest of $13,480	73,120,217
Payable for investments purchased	78,552,341
Payable for when-issued/delayed delivery/forward commitment securities	3,524,685,083
TBA sale commitments, at value (proceeds receivable $823,961,354)	817,075,214
Payable for variation margin on open futures contracts	356,026
Payable for open forward foreign currency exchange contracts	8,023,538
Payable for open swap contracts	906,037
Payable for closed swap contracts	134,875
Upfront receipts on open OTC swap contracts	209,509
Payable for open non-deliverable bond forward contracts	270,741
Payable to affiliates:
Investment adviser fee	3,961,837
Trustees' fees	9,222
Trustees' deferred compensation plan	134,000
Accrued foreign capital gains taxes	325,436
Accrued expenses	1,101,535
Total liabilities	$4,516,963,611
Net Assets applicable to investors' interest in Portfolio	$9,466,055,294

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $26,335)	$12,058,714
Dividend income from affiliated investments	8,906,152
Interest income (net of foreign taxes withheld of $388,413)	470,103,955
Other income	714,335
Total investment income	$491,783,156
Expenses
Investment adviser fee	$35,155,928
Trustees’ fees and expenses	109,754
Custodian fee	2,018,267
Legal and accounting services	678,164
Interest expense and fees	23,686,302
Interest expense on securities sold short	1,571,954
Miscellaneous	391,289
Total expenses	$63,611,658
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$301,720
Total expense reductions	$301,720
Net expenses	$63,309,938
Net investment income	$428,473,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $672,148)	$38,356,720
Written swaptions	(532,428)
Securities sold short	865,670
Futures contracts	(6,578,602)
Swap contracts	(5,925,721)
Foreign currency transactions	(1,058,145)
Forward foreign currency exchange contracts	(98,571,957)
Non-deliverable bond forward contracts	235,631
Net realized loss	$(73,208,832)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $325,436)	$292,912,968
Securities sold short	(518,443)
TBA sale commitments	6,616,339
Futures contracts	47,612,920
Swap contracts	(934,697)
Foreign currency	(2,134,002)
Forward foreign currency exchange contracts	(17,440,137)
Non-deliverable bond forward contracts	(172,615)
Net change in unrealized appreciation (depreciation)	$325,942,333
Net realized and unrealized gain	$252,733,501
Net increase in net assets from operations	$681,206,719

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$428,473,218	$212,623,005
Net realized loss	(73,208,832)	(34,734,528)
Net change in unrealized appreciation (depreciation)	325,942,333	189,720,838
Net increase in net assets from operations	$681,206,719	$367,609,315
Capital transactions:
Contributions	$4,293,087,455	$1,967,233,702
Withdrawals	(416,866,718)	(419,677,813)
Net increase in net assets from capital transactions	$3,876,220,737	$1,547,555,889
Net increase in net assets	$4,557,427,456	$1,915,165,204
Net Assets
At beginning of year	$4,908,627,838	$2,993,462,634
At end of year	$9,466,055,294	$4,908,627,838

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	0.94%	0.94%	0.66%	0.67%	0.70%
Net expenses(2)	0.94%(3)	0.94%(3)	0.64%(3)	0.66%(3)	0.70%
Net investment income	6.35%	5.78%	5.82%	4.04%	4.22%
Portfolio Turnover(4)	306%	280%	526%	400%	218%
Total Return	10.44%	11.62%	2.94%	(2.97)%	3.53%
Net assets, end of year (000’s omitted)	$9,466,055	$4,908,628	$2,993,463	$2,183,251	$1,881,061
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense on securities sold short and/or reverse repurchase agreements of 0.37%, 0.36%, 0.01%, 0.02% and 0.03% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, 0.02% and 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(4)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 98.7% and 1.3%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2025 were $22,201,476 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

N  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.
R  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
S  Forward Sale Commitments—The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund’s policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
T  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
X  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $35,155,928 or 0.52% of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $301,720 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans,TBA transactions and securities sold short, for the year ended October 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$4,671,503,945	$2,706,826,898
U.S. Government and Agency Securities	23,352,664,507	20,744,049,598
	$28,024,168,452	$23,450,876,496
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$11,574,398,818
Gross unrealized appreciation	$354,436,414
Gross unrealized depreciation	(198,450,398)
Net unrealized appreciation	$155,986,016

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

5  Restricted Securities
At October 31, 2025, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$ 32,576,767
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	2,764,799
Mt. Logan Re Ltd., Series 19, Preference Shares	2/6/24	7,464	7,463,900	14,622,823
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000,000	34,000,000	44,461,800
Total Insurance Linked Securities			$48,695,114	$94,426,189
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,224,000	$ 7,880,000	$ 8,405,397
Total Preferred Stocks			$7,880,000	$8,405,397
Total Restricted Securities			$56,575,114	$102,831,586
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Consolidated Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into total return swaps to enhance total return.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $9,200,316. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $76,183,853 at October 31, 2025.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$ —	$1,383,000	$1,383,000
Not applicable	1,022,677(1)	—	7,437,288(1)	21,647,297(1)	30,107,262
Receivable for open forward foreign currency exchange contracts	—	—	6,911,802	—	6,911,802
Receivable for open swap contracts; Upfront receipts on open OTC swap contracts	795,802	—	—	3,568,543	4,364,345
Receivable for open non-deliverable bond forward contracts	—	—	—	98,126	98,126
Total Asset Derivatives	$1,818,479	$ —	$14,349,090	$26,696,966	$42,864,535
Derivatives not subject to master netting or similar agreements	$1,022,677	$ —	$7,437,288	$21,647,297	$30,107,262
Total Asset Derivatives subject to master netting or similar agreements	$795,802	$ —	$6,911,802	$5,049,669	$12,757,273
Not applicable	$(92,521)	$ —	$(19,441,525)(1)	$(4,781,255)(1)	$(24,315,301)
Payable for open forward foreign currency exchange contracts	—	—	(8,023,538)	—	(8,023,538)
Payable for open swap contracts	—	(585,237)	—	(320,800)	(906,037)
Payable for open non-deliverable bond forward contracts	—	—	—	(270,741)	(270,741)
Total Liability Derivatives	$(92,521)	$(585,237)	$(27,465,063)	$(5,372,796)	$(33,515,617)
Derivatives not subject to master netting or similar agreements	$(92,521)	$ —	$(19,441,525)	$(4,781,255)	$(24,315,301)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(585,237)	$(8,023,538)	$(591,541)	$(9,200,316)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$2,898,770	$(288,405)	$(2,573,165)	$ —	$37,200
Barclays Bank PLC	88,039	(88,039)	—	—	—
Citibank, N.A.	1,853,311	(1,853,311)	—	—	—
Deutsche Bank AG	395,812	—	—	(210,000)	185,812
Goldman Sachs International	880,017	(615,010)	—	—	265,007
HSBC Bank USA, N.A.	4,415	(4,415)	—	—	—
JPMorgan Chase Bank, N.A.	2,083,725	(291,712)	—	(1,280,000)	512,013
Standard Chartered Bank	1,900,747	(755,410)	—	—	1,145,337
State Street Bank and Trust Company	1,193,602	—	—	(940,000)	253,602

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
UBS AG	$1,458,835	$(711,237)	$(131,891)	$ —	$615,707
	$12,757,273	$(4,607,539)	$(2,705,056)	$(2,430,000)	$3,014,678

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(288,405)	$288,405	$ —	$ —	$ —
Barclays Bank PLC	(129,948)	88,039	—	—	(41,909)
BNP Paribas	(450,811)	—	450,811	—	—
Citibank, N.A.	(5,437,595)	1,853,311	3,057,720	—	(526,564)
Goldman Sachs International	(615,010)	615,010	—	—	—
HSBC Bank USA, N.A.	(520,188)	4,415	515,773	—	—
JPMorgan Chase Bank, N.A.	(291,712)	291,712	—	—	—
Standard Chartered Bank	(755,410)	755,410	—	—	—
UBS AG	(711,237)	711,237	—	—	—
	$(9,200,316)	$4,607,539	$4,024,304	$ —	$(568,473)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to repurchase and reverse repurchase agreements at October 31, 2025 is included at Note 8.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$ —	$ —	$ —	$608,156	$(5,243,190)	$(4,635,034)
Written swaptions	—	—	—	—	(532,428)	(532,428)
Futures contracts	13,173,896	—	—	—	(19,752,498)	(6,578,602)
Swap contracts	—	(90,299)	—	543,564	(6,378,986)	(5,925,721)
Forward foreign currency exchange contracts	—	—	—	(98,571,957)	—	(98,571,957)
Non-deliverable bond forward contracts	—	—	—	—	235,631	235,631
Total	$13,173,896	$(90,299)	$ —	$(97,420,237)	$(31,671,471)	$(116,008,111)
Change in unrealized appreciation (depreciation):
Investments(1)	$ —	$ —	$ —	$628,974	$641,218	$1,270,192
Futures contracts	(1,926,156)	—	—	—	49,539,076	47,612,920
Swap contracts	—	764,612	(585,237)	—	(1,114,072)	(934,697)
Forward foreign currency exchange contracts	—	—	—	(17,440,137)	—	(17,440,137)
Non-deliverable bond forward contracts	—	—	—	—	(172,615)	(172,615)
Total	$(1,926,156)	$764,612	$(585,237)	$(16,811,163)	$48,893,607	$30,335,663
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$2,623,804,000	$668,999,000	$1,986,118,000	$23,817,000	$256,045,000
Purchased Put Options	Written Swaptions	Swap Contracts
$24,738,000	$80,984,000	$2,085,495,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Bank of Montreal	10/30/25	On Demand(1)	4.28%	$21,907,311	$21,909,916
MUFG Securities Americas, Inc.	10/30/25	11/10/25	4.25	41,309,313	41,319,067
TD Securities (USA) LLC	10/30/25	On Demand(1)	4.08	9,890,113	9,891,234
Total				$73,106,737	$73,120,217
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2025, the type of securities pledged by the Portfolio as collateral for all open reverse repurchase agreements was Collateralized Mortgage Obligations and U.S. Government Agency Mortgage-Backed Securities.
At October 31, 2025, the Portfolio held cash collateral of $240,000 from MUFG Securities Americas, Inc.
For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $539,249,000 and 4.35%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2025.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
Bank of Montreal	$(21,909,916)	$ —	$21,909,916	$ —	$ —
MUFG Securities Americas, Inc.	(41,319,067)	—	41,319,067	—	—
TD Securities (USA) LLC	(9,891,234)	—	9,891,234	—	—
	$(73,120,217)	$ —	$73,120,217	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

9  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $279,205,233, which represents 3.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$126,551,697	$5,485,992,446	$(5,333,338,910)	$ —	$ —	$279,205,233	$8,906,152	279,205,233
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 966,739,045	$ —	$ 966,739,045
Closed-End Funds	8,002,413	—	—	8,002,413
Collateralized Mortgage Obligations	—	4,231,014,588	—	4,231,014,588
Commercial Mortgage-Backed Securities	—	551,835,709	—	551,835,709
Common Stocks	24,812,823	69,414,715*	—	94,227,538
Convertible Bonds	—	247,758,112	—	247,758,112
Convertible Preferred Stocks	7,618,475	—	—	7,618,475
Exchange-Traded Funds	58,442,384	—	—	58,442,384
Foreign Corporate Bonds	—	718,956,019	0	718,956,019
Government National Mortgage Association Participation Agreements	—	170,351,354	—	170,351,354
Insurance Linked Securities	—	—	201,424,147	201,424,147
Loan Participation Notes	—	—	153,735	153,735
Preferred Stocks	5,978,320	8,405,397	—	14,383,717
Rights	1,001	131,531	—	132,532
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	38,601,216	—	38,601,216
Sovereign Government Bonds	—	1,144,480,839	—	1,144,480,839
U.S. Department of Agriculture Loans	—	7,383,256	—	7,383,256
U.S. Government Agency Commercial Mortgage-Backed Securities	—	12,944,485	—	12,944,485
U.S. Government Agency Mortgage-Backed Securities	—	2,861,314,146	—	2,861,314,146
U.S. Government Guaranteed Small Business Administration Loans	—	6,027,719	—	6,027,719

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$279,205,233	$ —	$ —	$ 279,205,233
Sovereign Government Securities	—	19,509,181	—	19,509,181
U.S. Treasury Obligations	—	161,495,889	—	161,495,889
Purchased Interest Rate Swaptions	—	1,383,000	—	1,383,000
Total Investments	$384,060,649	$11,217,746,201	$201,577,882	$11,803,384,732
Forward Foreign Currency Exchange Contracts	$ —	$ 14,349,090	$ —	$ 14,349,090
Non-Deliverable Bond Forward Contracts	—	98,126	—	98,126
Futures Contracts	9,044,221	—	—	9,044,221
Swap Contracts	—	17,990,098	—	17,990,098
Total	$393,104,870	$11,250,183,515	$201,577,882	$11,844,866,267
Liability Description
TBA Sale Commitments	$ —	$ (817,075,214)	$ —	$ (817,075,214)
Forward Foreign Currency Exchange Contracts	—	(27,465,063)	—	(27,465,063)
Non-Deliverable Bond Forward Contracts	—	(270,741)	—	(270,741)
Futures Contracts	(302,297)	—	—	(302,297)
Swap Contracts	—	(5,477,516)	—	(5,477,516)
Total	$ (302,297)	$ (850,288,534)	$ —	$ (850,590,831)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$128,235,686	$7,976,061	$136,211,747
Realized gains (losses)	—	(17,537)	(925,644)	(943,181)
Change in net unrealized appreciation (depreciation)	—	27,783,134	902,288	28,685,422
Cost of purchases	—	79,676,193	—	79,676,193
Proceeds from sales, including return of capital	—	(34,253,329)	(7,802,762)	(42,056,091)
Accrued discount (premium)	—	—	3,792	3,792
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of October 31, 2025	$0	$201,424,147	$153,735	$201,577,882
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2025	$ —	$32,831,355	$6,889	$32,838,244
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.

Global Opportunities Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2025:
Type of Investment	Fair Value as of October 31, 2025	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	153,735	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.32%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Global Opportunities Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Strategic Income Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Strategic Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Strategic Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Strategic Income Fund (the “Fund”) and Eaton Vance Management (“EVM”) as well as the investment advisory agreement between Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. In regard to the Portfolio, the Board considered BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the Portfolio or the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio or the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board noted that, effective January 16, 2024, the Fund changed its name and investment strategies to no longer limit its average duration under normal market conditions to 3.5 years or less. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

Eaton Vance
Strategic Income Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

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ETSIX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025